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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08365

Evergreen Select Fixed Income Trust
_____________________________________________________________
(Exact name of registrant as specified in charter)

200 Berkeley Street
Boston, Massachusetts 02116
_____________________________________________________________
(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.
200 Berkeley Street
Boston, Massachusetts 02116
____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 210-3200

Date of fiscal year end: Registrant is making a semiannual filing for 3 of its series, Evergreen Adjustable Rate Fund, Evergreen Limited Duration Fund and Evergreen Short Intermediate Bond Fund, for the year ended December 31, 2003. These 3 series have a 6/30 fiscal year end.

Date of reporting period: December 31, 2003

Item 1 - Reports to Stockholders.

Evergreen Adjustable Rate Fund

Evergreen Adjustable Rate Fund: Semiannual Report as of December 31, 2003

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
27	STATEMENT OF ASSETS AND LIABILITIES
28	STATEMENT OF OPERATIONS
29	STATEMENTS OF CHANGES IN NET ASSETS
30	NOTES TO FINANCIAL STATEMENTS
36	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

A description of the Fund's proxy voting policies and procedures is available without charge, upon request, by calling 1.800.343.2898, by visiting our website at EvergreenInvestments.com or by visiting the SEC's website at http://www.sec.gov.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment
Management Company, LLC. Copyright 2004.

Evergreen mutual funds are distributed by Evergreen Distributor, Inc.,
90 Park Avenue, 10th Floor, New York, NY 10016.

LETTER TO SHAREHOLDERS

February 2004

Dennis H. Ferro President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for the Evergreen Adjustable Rate Fund, which covers the six-month period ended December 31, 2003.

The past six months have reinforced the need for diversification and a long-term outlook perspective on the part of investors. We believe the recent performance in the fixed income and money markets provides a good example of the importance of these investment disciplines. The investment period began as investors in the U.S. financial markets were contending with the investment implications of the war in Iraq and the potential outcomes of changes in fiscal policy. The Federal Reserve was keeping its target interest rate low, and diversified bond investors were enjoying the fruits of strengthening balance sheets and improved credit quality in the corporate sector. Many states and municipalities were struggling, and investors were unsure of the long-term impact of the tax changes on their investments. For many investors, even the "conservative portion" of their investment portfolios had become fraught with uncertainty.

This uncertainty was heightened by the volatility in interest rates. The Federal Reserve had just commented on the "possibility of an unwelcome, substantial fall in inflation" at the conclusion of their monetary policy meeting in May. Many bond investors, convinced the Fed was taking rates to zero, drove yields down to 45-year lows in the U.S. Treasury market. Yet when central bankers reduced their target for the federal funds rate by a less than expected 25 basis points in late June, many fixed income investors became alarmed. These worries were compounded by optimistic GDP forecasts from Fed Chairman Alan Greenspan during congressional banking committee hearings in July. As a result of these events, the yield on the 10-year Treasury rose from a

LETTER TO SHAREHOLDERS continued

low of 3.1% in June to 4.6% in late July. The "deflation trade" in bonds had changed from a significant overbought condition to an oversold one in a matter of just six weeks.

In addition to the volatility in the U.S. Treasury market, municipal bond investors had other concerns. For one, the new tax laws, at first glance, posed a potential threat to their market. Yet after careful consideration, the majority of investors became convinced, and we agree, that capital preservation remains a primary, if not dominant, theme for the demand of these securities. A second concern involved the challenging financial condition of many states and local governments. Yet just as these concerns were reaching a crescendo, economic growth picked up significantly during the summer months. Tax receipts quickly rose. Indeed, the federal budget deficit, which was projected to balloon to $450 billion by fiscal year end September, came in at just under $375 billion. And states, whose projected collective deficits were estimated to exceed $70 billion, have now whittled that amount down to less than $20 billion, according to several estimates.

The overall bond market began to stabilize in the fourth quarter as investors became more comfortable with the likelihood that monetary policy makers would keep rates low for the foreseeable future. Fed parlance indicated "monetary policy would remain accommodative for a considerable period." While the majority of economic data dramatically improved in recent months, the Fed continued to deliver this message. Despite the fastest economic growth in almost 20 years, central bankers did not waiver from this theme: rates would remain low until sustainable payroll growth was evident or unless incipient pricing pressures developed in the overall economy.

We continue to believe that in this environment, and over the long-term, diversification within the fixed income markets will play a significant role in the successful performance of investment portfolios. Those investors who

LETTER TO SHAREHOLDERS continued

include a variety of fixed income securities within their long-term investment strategies have the potential to continue to balance the risks presented by the markets, while also taking steps to address specific exemption and capital preservation needs.

Please visit our website, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

FUND AT A GLANCE

as of December 31, 2003

MANAGEMENT TEAM

Lisa Brown Premo
Customized Fixed Income Team
Lead Manager

CURRENT INVESTMENT STYLE2

PERFORMANCE AND RETURNS1

Portfolio inception date: 10/1/1991

	Class A	Class B	Class C	Class I	Class IS
Class inception date	6/30/2000	6/30/2000	6/30/2000	10/1/1991	5/23/1994

6-month return with sales charge	-2.64%	-4.71%	-0.75%	N/A	N/A

6-month return w/o sales charge	0.59%	0.24%	0.24%	0.75%	0.62%

Average annual return *

1 year with sales charge	-1.45%	-3.85%	0.10%	N/A	N/A

1 year w/o sales charge	1.81%	1.08%	1.08%	2.09%	1.85%

5 year	4.47%	4.28%	4.61%	5.34%	5.08%

10 year	5.08%	5.15%	5.15%	5.52%	5.29%

* Adjusted for maximum applicable sales charge, unless noted.

LONG-TERM GROWTH

Comparison of a $10,000 investment in Evergreen Adjustable Rate Fund Class A shares,1 versus a similar investment in the 6-Month Treasury Bill (6-Mo. T-Bill) and the Consumer Price Index (CPI).

The 6-Mo. T-Bill is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

FUND AT A GLANCE  continued

This space left intentionally blank

1 Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, B, C and IS prior to their inception is based on the performance of Class I, the original class offered. The historical returns for Classes A, B, C and IS have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.30% for Class A, 0.25% for Class IS and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B, C and IS would have been lower.

Returns reflect expense limits previously in effect, without which returns would have been lower.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I and IS shares are only available to institutional shareholders with a minimum $1 million investment.

2 Source: Morningstar, Inc.

Morningstar's style box is based on a portfolio date as of 12/31/2003.

The fixed income style box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

U.S. government guarantees apply only to the underlying securities of the fund's portfolio and not to the fund's shares.

All data is as of December 31, 2003, and subject to change.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended December 31, 2003 (unaudited)
		Year Ended June 30,		Year Ended September 30,
CLASS A		2003	2002[1,2]	2001[1]	2000[3]
Net asset value, beginning of period	$9.63	$9.68	$9.68	$9.52	$9.54
Income from investment operations
Net investment income	0.06	0.28	0.32	0.54	0.16
Net realized and unrealized gains or losses on securities	0	0.02	0.02	0.24	-0.02
Total from investment operations	0.06	0.30	0.34	0.78	0.14
Distributions to shareholders from
Net investment income	-0.15	-0.35	-0.34	-0.62	-0.16
Net asset value, end of period	$9.54	$9.63	$9.68	$9.68	$9.52
Total return[4]	0.59%	3.11%	3.62%	8.46%	1.43%
Ratios and supplemental data
Net assets, end of period (thousands)	$1,616,100	$2,102,065	$742,779	$190,055	$26,552
Ratios to average net assets
Expenses[5]	0.70%[6]	0.68%	0.64%[6]	0.69%	0.71%[6]
Net investment income	1.48%[6]	2.42%	4.43%[6]	5.70%	6.54%[6]
Portfolio turnover rate	9%	14%	3%	13%	74%

[1]   Net investment income per share is based on average shares outstanding during the period.

[2]   For the nine months ended June 30, 2002. The Fund changed its fiscal year end from September 30 to June 30, effective June 30, 2002.

[3]   For the period from June 30, 2000 (commencement of class operations), to September 30, 2000.

[4]   Excluding applicable sales charges

[5]   Ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[6]   Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended December 31, 2003 (unaudited)
		Year Ended June 30,		Year Ended September 30,
CLASS B		2003	2002[1,2]	2001[1]	2000[3]
Net asset value, beginning of period	$9.63	$9.68	$9.68	$9.52	$9.54
Income from investment operations
Net investment income	0.03	0.19	0.26	0.44	0.14
Net realized and unrealized gains or losses on securities	-0.01	0.03	0.03	0.27	-0.02
Total from investment operations	0.02	0.22	0.29	0.71	0.12
Distributions to shareholders from
Net investment income	-0.11	-0.27	-0.29	-0.55	-0.14
Net asset value, end of period	$9.54	$9.63	$9.68	$9.68	$9.52
Total return[4]	0.24%	2.34%	3.04%	7.65%	1.23%
Ratios and supplemental data
Net assets, end of period (thousands)	$851,186	$945,625	$547,224	$173,276	$5,067
Ratios to average net assets
Expenses[5]	1.40%[6]	1.43%	1.45%[6]	1.49%	1.50%[6]
Net investment income	0.78%[6]	1.71%	3.63%[6]	4.61%	5.73%[6]
Portfolio turnover rate	9%	14%	3%	13%	74%

[1]   Net investment income per share is based on average shares outstanding during the period.

[2]   For the nine months ended June 30, 2002. The Fund changed its fiscal year end from September 30 to June 30, effective June 30, 2002.

[3]   For the period from June 30, 2000 (commencement of class operations), to September 30, 2000.

[4]   Excluding applicable sales charges

[5]   Ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[6]   Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended December 31, 2003 (unaudited)
		Year Ended June 30,		Year Ended September 30,
CLASS C		2003	2002[1,2]	2001[1]	2000[3]
Net asset value, beginning of period	$9.63	$9.68	$9.68	$9.52	$9.54
Income from investment operations
Net investment income	0.03	0.19	0.26	0.41	0.14
Net realized and unrealized gains or losses on securities	-0.01	0.03	0.03	0.30	-0.02
Total from investment operations	0.02	0.22	0.29	0.71	0.12
Distributions to shareholders from
Net investment income	-0.11	-0.27	-0.29	-0.55	-0.14
Net asset value, end of period	$9.54	$9.63	$9.68	$9.68	$9.52
Total return[4]	0.24%	2.34%	3.04%	7.65%	1.23%
Ratios and supplemental data
Net assets, end of period (thousands)	$2,443,093	$2,824,812	$1,510,835	$348,002	$3,699
Ratios to average net assets
Expenses[5]	1.41%[6]	1.43%	1.45%[6]	1.48%	1.50%[6]
Net investment income	0.78%[6]	1.70%	3.60%[6]	4.40%	5.73%[6]
Portfolio turnover rate	9%	14%	3%	13%	74%

[1]   Net investment income per share is based on average shares outstanding during the period.

[2]   For the nine months ended June 30, 2002. The Fund changed its fiscal year end from September 30 to June 30, effective June 30, 2002.

[3]   For the period from June 30, 2000 (commencement of class operations), to September 30, 2000.

[4]   Excluding applicable sales charges

[5]   Ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[6]   Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended December 31, 2003 (unaudited)
		Year Ended June 30,		Year Ended September 30,
CLASS I		2003	2002[1,2]	2001[1]	2000	1999	1998[3]
Net asset value, beginning of period	$9.63	$9.68	$9.68	$9.52	$9.56	$9.68	$9.75
Income from investment operations
Net investment income	0.08	0.33	0.33	0.59	0.61	0.59	0.35
Net realized and unrealized gains or losses on securities	-0.01	-0.01[4]	0.03	0.21	-0.05	-0.12	-0.07
Total from investment operations	0.07	0.32	0.36	0.80	0.56	0.47	0.28
Distributions to shareholders from
Net investment income	-0.16	-0.37	-0.36	-0.64	-0.60	-0.59	-0.35
Net asset value, end of period	$9.54	$9.63	$9.68	$9.68	$9.52	$9.56	$9.68
Total return	0.75%	3.36%	3.81%	8.73%	6.05%	4.98%	2.88%
Ratios and supplemental data
Net assets, end of period (thousands)	$2,499,476	$2,732,661	$419,486	$140,979	$32,787	$36,033	$23,174
Ratios to average net assets
Expenses[5]	0.40%[6]	0.44%	0.45%[6]	0.50%	0.43%	0.30%	0.33%[6]
Net investment income	1.78%[6]	2.65%	4.63%[6]	6.17%	6.43%	6.11%	6.12%[6]
Portfolio turnover rate	9%	14%	3%	13%	74%	14%	46%

[1]   Net investment income per share is based on average shares outstanding during the period.

[2]   For the nine months ended June 30, 2002. The Fund changed its fiscal year end from September 30 to June 30, effective June 30, 2002.

[3]   For the seven months ended September 30, 1998. The Fund changed its fiscal year end from February 28 to September 30, effective September 30, 1998.

[4]   The per share net realized and unrealized gains or losses may not agree with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of Fund shares in relation to fluctuating market values for the portfolio.

[5]   Ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[6]   Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended December 31, 2003 (unaudited)
		Year Ended June 30,		Year Ended September 30,
CLASS IS		2003	2002[1,2]	2001[1]	2000	1999	1998[3]
Net asset value, beginning of period	$9.63	$9.68	$9.68	$9.52	$9.56	$9.68	$9.76
Income from investment operations
Net investment income	0.05	0.29	0.31	0.55	0.58	0.55	0.33
Net realized and unrealized gains or losses on securities	0.01[4]	0.01	0.03	0.23	-0.04	-0.11	-0.08
Total from investment operations	0.06	0.30	0.34	0.78	0.54	0.44	0.25
Distributions to shareholders from
Net investment income	-0.15	-0.35	-0.34	-0.62	-0.58	-0.56	-0.33
Net asset value, end of period	$9.54	$9.63	$9.68	$9.68	$9.52	$9.56	$9.68
Total return	0.62%	3.11%	3.62%	8.46%	5.79%	4.73%	2.63%
Ratios and supplemental data
Net assets, end of period (thousands)	$1,042,079	$1,496,754	$589,143	$92,858	$20,384	$20,199	$9,645
Ratios to average net assets
Expenses[5]	0.65%[6]	0.68%	0.70%[6]	0.75%	0.70%	0.55%	0.57%[6]
Net investment income	1.53%[6]	2.47%	4.39%[6]	5.72%	6.18%	5.86%	5.82%[6]
Portfolio turnover rate	9%	14%	3%	13%	74%	14%	46%

[1]   Net investment income per share is based on average shares outstanding during the period.

[2]   For the nine months ended June 30, 2002. The Fund changed its fiscal year end from September 30 to June 30, effective June 30, 2002.

[3]   For the seven months ended September 30, 1998. The Fund changed its fiscal year end from February 28 to September 30, effective September 30, 1998.

[4]   The per share net realized and unrealized gains or losses may not agree with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of Fund shares in relation to fluctuating market values for the portfolio.

[5]   Ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[6]   Annualized

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

December 31, 2003  (unaudited)

	Credit Rating (v)	Principal Amount	Value

ASSET-BACKED SECURITIES 4.4%
FHLMC, Ser. T-41, Class 3A, 7.50%, 07/25/2032 *	AAA	$ 40,562,199	$ 44,440,959
SLMA:
Ser. 1997-3, Class A2, FRN, 1.52%, 10/25/2010	AAA	83,915,209	84,374,225
Ser. 1997-4, Class A2, FRN, 1.63%, 10/25/2010	AAA	138,094,085	139,696,446
Ser. 1998-1, Class A2, FRN, 1.64%, 10/25/2011	AAA	104,148,418	105,199,255
Total Asset-Backed Securities			373,710,885
COLLATERALIZED MORTGAGE OBLIGATIONS 33.2%
FAMC, Ser. 2000-A, Class A, 5.87%, 12/15/2039 (h)	AAA	32,289,648	34,378,384
FHLMC:
Ser. 20, Class F, 1.73%, 10/25/2023	AAA	3,745,971	3,777,558
Ser. 21, Class F, 1.625%, 10/25/2023	AAA	1,172,566	1,179,663
Ser. 29, Class T, 7.50%, 03/25/2023 *	AAA	5,024,670	5,114,277
Ser. 31, Class FA, 1.53%, 04/25/2024	AAA	4,159,834	4,171,616
Ser. 1380, Class FB, 3.61%, 10/15/2007	AAA	3,883,953	3,919,020
Ser. 1506, Class FD, 2.19%, 05/15/2008	AAA	448,286	453,314
Ser. 1513, Class AG, 3.56%, 05/15/2008	AAA	4,854,018	4,937,937
Ser. 1559, Class VM, 2.93%, 01/15/2023	AAA	10,566,469	10,658,219
Ser. 1671, Class QA, 2.86%, 02/15/2024	AAA	12,710,376	12,705,375
Ser. 1686, Class FE, 3.01%, 02/15/2024	AAA	217,879	214,867
Ser. 1691, Class EA, 1.64%, 02/15/2024	AAA	1,492,779	1,498,465
Ser. 1698, Class FC, 3.56%, 03/15/2009	AAA	6,638,285	6,647,503
Ser. 1699, Class FB, 2.19%, 03/15/2024	AAA	2,890,695	2,934,000
Ser. 1730, Class FA, 3.76%, 05/15/2024	AAA	4,177,736	4,188,982
Ser. 1900, Class P, 8.00%, 05/15/2007 *	AAA	2,904,339	2,873,784
Ser. 1939, Class FB, 2.19%, 04/15/2027	AAA	912,197	925,901
Ser. 2106, Class ZD, 6.00%, 12/15/2028 (h) *	AAA	13,286,174	14,139,396
Ser. 2115, Class FB, 1.61%, 01/15/2029	AAA	2,732,154	2,743,989
Ser. 2182, Class FE, 1.67%, 05/15/2028	AAA	3,698,813	3,721,772
Ser. 2219, Class PL, 6.50%, 04/15/2029 *	AAA	5,030,963	5,160,299
Ser. 2293, Class FM, 1.36%, 03/15/2031	AAA	4,708,735	4,712,446
Ser. 2314, Class FG, 1.52%, 06/15/2029	AAA	9,525,364	9,553,036
Ser. 2315, Class FW, 1.71%, 04/15/2027	AAA	2,756,230	2,772,756
Ser. 2322, Class FE, 1.61%, 08/15/2028	AAA	7,334,890	7,370,983
Ser. 2339, Class F, 1.66%, 06/15/2029	AAA	12,229,282	12,302,633
Ser. 2356, Class GD, 6.00%, 09/15/2016 *	AAA	45,856,000	49,283,057
Ser. 2380, Class FL, 1.76%, 11/15/2031	AAA	25,885,761	26,276,356
Ser. 2383, Class FD, 1.66%, 11/15/2031	AAA	26,884,182	27,054,448
Ser. 2388, Class FG, 1.66%, 12/31/2031	AAA	5,419,056	5,464,104
Ser. 2389, Class FI, 1.91%, 06/15/2031 (h)	AAA	7,989,913	8,095,030
Ser. 2391, Class EF, 1.66%, 06/15/2031	AAA	3,424,248	3,443,911
Ser. 2395, Class FD, 1.76%, 05/15/2029	AAA	7,060,129	7,131,423
Ser. 2412, Class BH, 8.50%, 08/15/2027 *	AAA	237,555	237,571
Ser. 2418, Class FO, 2.06%, 02/15/2032 (h)	AAA	13,684,922	13,937,237
Ser. 2422, Class FC, 1.66%, 02/15/2032	AAA	11,811,188	11,871,577
Ser. 2425, Class FO, 2.06%, 03/15/2032 (h)	AAA	20,108,524	20,482,417
Ser. 2431, Class F, 1.66%, 03/15/2032	AAA	29,459,628	29,614,023
Ser. 2448, Class BD, 8.50%, 02/15/2030 *	AAA	297,147	297,011
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

December 31, 2003  (unaudited)

	Credit Rating (v)	Principal Amount	Value

COLLATERALIZED MORTGAGE OBLIGATIONS continued
FHLMC:
Ser. 2458, Class OB, 5.75%, 11/15/2012 *	AAA	$ 764,708	$ 764,803
Ser. 2459, Class VM, 6.50%, 11/15/2014 *	AAA	7,219,302	7,599,136
Ser. 2461, Class FI, 1.66%, 04/15/2028	AAA	4,381,271	4,404,033
Ser. 2464, Class FE, 2.16%, 03/15/2032 (h)	AAA	6,246,672	6,402,839
Ser. 2466, Class FV, 1.71%, 03/15/2032	AAA	7,840,911	7,886,975
Ser. 2467, Class HA, 6.50%, 02/15/2030 *	AAA	4,799,276	4,866,969
Ser. 2470, Class FB, 1.61%, 04/15/2027	AAA	9,761,105	9,804,202
Ser. 2475, Class FD, 1.71%, 06/15/2031	AAA	13,604,625	13,697,114
Ser. 2479, Class FA, 1.56%, 08/15/2032	AAA	34,486,815	34,594,142
Ser. 2480, Class EH, 6.00%, 11/15/2031 *	AAA	25,758,911	26,501,791
Ser. 2481, Class FC, 2.16%, 05/15/2031 (h)	AAA	7,912,012	8,115,994
Ser. 2481, Class FE, 2.16%, 03/15/2032 (h)	AAA	11,103,583	11,389,847
Ser. 2492, Class GD, 6.00%, 02/15/2028 *	AAA	27,911,000	28,992,236
Ser. 2526, Class FL, 1.56%, 01/15/2029	AAA	16,225,457	16,285,793
Ser. 2526, Class FM, 1.56%, 05/15/2029	AAA	21,925,837	22,012,398
Ser. 2530, Class FK, 1.56%, 06/15/2029	AAA	18,864,286	18,955,333
Ser. 2551, Class FD, 1.56%, 01/15/2033	AAA	27,327,301	27,438,394
Ser. 2569, Class FA, 1.61%, 01/15/2030	AAA	3,301,539	3,308,107
Ser. 2570, Class LF, 1.51%, 07/15/2017	AAA	17,579,744	17,625,334
Ser. 2574, Class FT, 1.51%, 11/15/2016	AAA	40,535,386	40,618,037
Ser. H004, Class A2, 2.59%, 12/15/2007 *	AAA	28,842,353	28,851,005
Ser. SF1, Class A4, 2.52%, 05/15/2010 (h) *	AAA	84,435,000	84,382,228
Ser. T-48, Class 2A, 4.94%, 11/25/2032 (h)	AAA	22,393,325	23,422,019
Ser. T-54, Class 3A, 7.00%, 02/25/2043 *	AAA	143,756,727	155,077,569
Ser. T-54, Class 4A, 4.86%, 02/25/2043	AAA	16,911,498	17,740,121
Ser. T-56, Class 2AF, 1.52%, 05/25/2043	AAA	77,396,615	77,880,166
FNMA:
Ser. 1989-96, Class H, 9.00%, 12/25/2019 *	AAA	318,278	354,845
Ser. 1992-39, Class FA, 3.71%, 03/25/2022	AAA	2,788,912	2,808,662
Ser. 1992-45, Class F, 3.71%, 04/25/2022	AAA	554,216	559,345
Ser. 1992-74, Class Z, 8.00%, 05/25/2022 *	AAA	453,930	488,166
Ser. 1992-87, Class Z, 8.00%, 05/25/2022 *	AAA	388,836	424,550
Ser. 1993-38, Class L, 5.00%, 08/25/2022 *	AAA	507,838	507,567
Ser. 1993-62, Class FA, 3.11%, 04/25/2023	AAA	4,851,190	4,890,187
Ser. 1993-113, Class FA, 3.55%, 07/25/2023	AAA	2,659,338	2,664,065
Ser. 1993-139, Class J, 7.00%, 11/25/2022 *	AAA	11,835,742	11,979,776
Ser. 1993-165, Class FE, 2.31%, 09/25/2023	AAA	7,954,508	8,119,783
Ser. 1993-167, Class J, 6.75%, 12/25/2022 *	AAA	8,419,130	8,540,945
Ser. 1993-170, Class FC, 2.76%, 09/25/2008	AAA	1,154,022	1,157,302
Ser. 1993-191, Class FC, 2.71%, 10/25/2008	AAA	10,776,425	10,828,922
Ser. 1993-196, Class FD, 2.81%, 10/25/2008	AAA	695,777	690,623
Ser. 1993-247, Class FO, 2.96%, 12/25/2023	AAA	1,648,711	1,627,646
Ser. 1994-33, Class FA, 2.91%, 03/25/2009	AAA	3,134,927	3,179,037
Ser. 1994-43, Class FB, 2.31%, 02/25/2024	AAA	60,509	60,585
Ser. 1994-51, Class PJ, 6.50%, 09/25/2023 *	AAA	8,470,000	8,875,019
Ser. 1994-55, Class F, 3.45%, 12/25/2023	AAA	2,738,860	2,761,942
Ser. 1994-59, Class FB, 3.41%, 03/25/2024	AAA	97,209	97,119
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

December 31, 2003  (unaudited)

	Credit Rating (v)	Principal Amount	Value

COLLATERALIZED MORTGAGE OBLIGATIONS continued
FNMA:
Ser. 1994-61, Class FB, 2.66%, 04/25/2024	AAA	$ 2,864,709	$ 2,947,488
Ser. 1994-80, Class F, 2.76%, 02/25/2009 (h)	AAA	4,863,071	4,911,702
Ser. 1999-7, Class D, 6.00%, 03/18/2028 *	AAA	2,535,639	2,617,653
Ser. 1997-34, Class F, 1.81%, 10/25/2023	AAA	35,350,155	35,683,878
Ser. 1997-43, Class FM, 1.66%, 07/18/2027	AAA	4,285,132	4,309,733
Ser. 1998-T2, Class A5, 4.12%, 01/25/2032 (h)	AAA	12,876,109	13,310,678
Ser. 1999-49, Class FB, 1.62%, 03/25/2023	AAA	3,196,905	3,220,965
Ser. 1999-51, Class FJ, 1.74%, 10/25/2029	AAA	4,337,287	4,373,649
Ser. 2001-31, Class A, 6.00%, 06/25/2027 *	AAA	81,792	81,768
Ser. 2001-32, Class FA, 1.69%, 07/25/2031	AAA	13,500,601	13,634,681
Ser. 2001-38, Class FB, 1.62%, 08/25/2031	AAA	681,148	689,359
Ser. 2001-46, Class F, 1.55%, 09/18/2031	AAA	10,107,001	10,150,009
Ser. 2001-59, Class F, 1.74%, 11/25/2031	AAA	19,762,468	19,882,290
Ser. 2001-62, Class FK, 1.64%, 07/25/2028 (h)	AAA	1,543,664	1,553,794
Ser. 2001-63, Class FD, 1.75%, 12/18/2031 (h)	AAA	3,627,669	3,676,416
Ser. 2001-69, Class GK, 5.50%, 12/25/2026 *	AAA	1,060,322	1,080,498
Ser. 2001-81, Class F, 1.69%, 01/25/2032 (h)	AAA	3,816,683	3,850,079
Ser. 2001-81, Class FL, 1.80%, 01/18/2032	AAA	7,110,773	7,198,365
Ser. 2001-T10, Class A2, 7.50%, 12/25/2041 *	AAA	45,749,430	50,128,822
Ser. 2001-T12, Class A2, 7.50%, 08/25/2041 *	AAA	3,586,570	3,918,328
Ser. 2001-T12, Class A4, 5.23%, 08/25/2041	AAA	38,175,491	40,075,217
Ser. 2001-W3, Class A, 7.00%, 09/25/2041 *	AAA	5,961,163	6,436,196
Ser. 2002-4, Class FD, 1.67%, 02/25/2032 (h)	AAA	10,212,452	10,349,681
Ser. 2002-5, Class FD, 2.04%, 02/25/2032	AAA	6,176,881	6,237,397
Ser. 2002-6, Class TA, 6.00%, 09/25/2031 *	AAA	8,553,190	8,730,481
Ser. 2002-13, Class FE, 2.04%, 03/25/2032 (h)	AAA	8,626,755	8,789,855
Ser. 2002-20, Class FK, 1.74%, 04/25/2032	AAA	13,804,594	13,937,484
Ser. 2002-34, Class FA, 1.65%, 05/18/2032	AAA	9,940,897	10,000,693
Ser. 2002-37, Class F, 1.92%, 11/25/2031	AAA	11,855,795	12,044,071
Ser. 2002-64, Class FJ, 2.14%, 04/25/2032 (h)	AAA	14,185,820	14,562,630
Ser. 2002-66, Class A3, 4.90%, 04/25/2042	AAA	82,296,120	86,151,092
Ser. 2002-67, Class FA, 2.14%, 11/25/2032	AAA	21,600,414	22,146,578
Ser. 2002-68, Class FN, 1.60%, 10/18/2032	AAA	15,450,174	15,530,060
Ser. 2002-77, Class FA, 2.15%, 10/18/2030	AAA	29,048,909	29,639,955
Ser. 2002-77, Class TF, 2.15%, 12/18/2032 (h)	AAA	20,073,465	20,562,756
Ser. 2002-81, Class FG, 1.59%, 02/25/2031	AAA	9,048,480	9,086,396
Ser. 2002-92, Class FB, 1.77%, 04/25/2030	AAA	9,040,103	9,099,856
Ser. 2002-95, Class FK, 1.64%, 01/25/2033	AAA	19,184,422	19,459,132
Ser. 2002-T4, Class A-3, 7.50%, 12/25/2041 *	AAA	60,529,222	66,320,664
Ser. 2002-T12, Class A5, 5.06%, 10/25/2041	AAA	14,289,925	14,927,212
Ser. 2002-W4, Class A6, 5.56%, 05/25/2042	AAA	24,370,738	25,765,290
Ser. 2002-W5, Class 27, 1.64%, 11/25/2030	AAA	40,774,674	40,952,492
Ser. 2002-W5, Class A2, 4.60%, 05/25/2026 *	AAA	348,567	349,514
Ser. 2002-W5, Class A32, 1.46%, 11/25/2030	AAA	12,912,184	12,937,407
Ser. 2002-W10, Class A2, 4.70%, 08/25/2042 *	AAA	38,000,000	38,731,686
Ser. 2003-1, Class FI, 1.44%, 09/25/2023	AAA	4,343,738	4,350,413
Ser. 2003-7, Class A2, 4.83%, 05/25/2042	AAA	9,185,209	9,552,745
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

December 31, 2003  (unaudited)

	Credit Rating (v)	Principal Amount	Value

COLLATERALIZED MORTGAGE OBLIGATIONS continued
FNMA:
Ser. 2003-17, Class FN, 1.44%, 03/25/2018	AAA	$ 15,917,384	$ 15,959,170
Ser. 2003-19, Class FN, 1.54%, 09/25/2030	AAA	37,610,730	37,779,132
Ser. 2003-63, Class A8, 4.38%, 01/25/2043	AAA	12,969,534	13,562,094
Ser. 2003-66, Class FA, 1.49%, 07/25/2033	AAA	158,017,142	158,884,387
Ser. 2003-102, Class FT, 1.54%, 10/25/2033	AAA	11,668,038	11,707,257
Ser. 2003-W1, Class 2A, 7.50%, 12/25/2042 *	AAA	92,573,075	101,405,981
Ser. 2003-W3, Class 1A2, 7.00%, 08/25/2042 *	AAA	35,748,300	38,597,010
Ser. 2003-W4, Class 5A, 5.15%, 10/25/2042	AAA	15,771,387	16,621,409
Ser. 2003-W6, Class 3A, 6.50%, 09/25/2042 *	AAA	39,171,539	41,715,696
Ser. 2003-W6, Class F, 1.49%, 09/25/2042 (h)	AAA	307,381,796	309,495,046
Ser. 2003-W8, Class 3F2, 1.49%, 05/25/2042	AAA	4,431,231	4,444,516
Ser. 2003-W10, Class 2A, 4.88%, 06/25/2043	AAA	26,303,197	27,844,170
Ser. 2003-W18, Class 2A, 4.48%, 06/25/2033	AAA	111,920,456	116,243,451
Ser. G92-6, Class F, 3.875%, 08/25/2021	AAA	565,764	573,469
Ser. G92-20, Class FB, 3.71%, 04/25/2022 (h)	AAA	2,747,553	2,788,767
Ser. G92-61, Class FJ, 3.01%, 10/25/2022	AAA	2,235,837	2,240,830
Ser. G93-1, Class K, 6.68%, 01/25/2023 *	AAA	8,191,499	8,719,029
Ser. G93-19, Class FD, 3.55%, 04/25/2023	AAA	5,351,985	5,354,490
GNMA:
Ser. 2002-47, Class PH, 6.50%, 08/16/2028 *	AAA	8,943,811	8,986,357
Ser. 2002-66, Class DS, 7.50%, 07/16/2031	AAA	1,242,302	2,867,622
Total Collateralized Mortgage Obligations			2,805,214,002
MORTGAGE-BACKED SECURITIES 59.6%
FHLMC:
2.43%, 07/01/2029	AAA	231,875	235,379
2.68%, 05/01/2023	AAA	1,455,232	1,473,860
2.73%, 05/01/2022	AAA	23,645	23,520
2.75%, 11/01/2016-08/01/2017	AAA	41,673	42,300
2.875%, 04/01/2017	AAA	37,842	38,267
2.92%, 10/01/2023	AAA	203,161	212,014
2.98%, 03/01/2023	AAA	10,550	10,769
3.00%, 09/01/2017-04/01/2018	AAA	107,030	109,245
3.12%, 09/01/2032	AAA	244,902	249,679
3.125%, 09/01/2017	AAA	1,439	1,479
3.17%, 06/01/2016-01/01/2021	AAA	2,650,502	2,673,342
3.20%, 09/01/2016-07/01/2023	AAA	685,413	693,328
3.23%, 12/01/2018	AAA	17,319	17,758
3.25%, 12/01/2017-05/01/2023	AAA	605,962	614,279
3.27%, 10/01/2026-01/01/2030	AAA	212,400	215,394
3.28%, 08/01/2019-06/01/2030	AAA	1,483,234	1,522,438
3.29%, 09/01/2018-04/01/2022	AAA	118,376	120,881
3.32%, 10/01/2030	AAA	189,329	190,039
3.33%, 10/01/2027	AAA	192,812	198,658
3.35%, 07/01/2028	AAA	3,482,995	3,595,645
3.37%, 07/01/2019-06/01/2026	AAA	11,494,197	11,974,279
3.375%, 10/01/2017-11/01/2022	AAA	62,707	65,076
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

December 31, 2003  (unaudited)

	Credit Rating (v)	Principal Amount	Value

MORTGAGE-BACKED SECURITIES continued
FHLMC:
3.38%, 08/01/2023-10/01/2032	AAA	$ 463,270	$ 472,294
3.40%, 06/01/2024	AAA	171,831	176,493
3.41%, 10/01/2021-08/01/2029	AAA	3,728,715	3,846,501
3.43%, 07/01/2019	AAA	2,149,318	2,209,058
3.44%, 06/01/2028-12/01/2032	AAA	2,020,806	2,087,347
3.45%, 12/01/2020-06/01/2024	AAA	2,571,341	2,651,668
3.46%, 11/01/2028	AAA	356,693	370,638
3.47%, 05/01/2026	AAA	1,140,329	1,183,613
3.48%, 05/01/2025-07/01/2031	AAA	11,166,592	11,656,887
3.49%, 09/01/2024-08/01/2030	AAA	3,736,124	3,866,542
3.50%, 11/01/2028	AAA	173,388	179,103
3.51%, 03/01/2024-07/01/2029	AAA	3,745,043	3,856,929
3.52%, 11/01/2018-12/01/2026	AAA	247,630	255,650
3.53%, 03/01/2030	AAA	9,926,821	10,226,081
3.54%, 09/01/2025-08/01/2027	AAA	4,967,536	5,132,687
3.55%, 01/01/2025	AAA	2,903,950	2,996,149
3.56%, 11/01/2024	AAA	5,662,893	5,883,301
3.57%, 01/01/2026-02/01/2026	AAA	12,846,454	13,292,374
3.58%, 04/01/2029	AAA	4,503,551	4,661,642
3.59%, 08/01/2033	AAA	10,014,844	10,390,434
3.60%, 02/01/2027-12/01/2029	AAA	5,995,614	6,261,648
3.61%, 02/01/2022-09/01/2030	AAA	5,437,179	5,638,358
3.62%, 08/01/2018	AAA	4,405	4,471
3.63%, 02/01/2025-08/01/2030	AAA	2,678,752	2,779,949
3.64%, 02/01/2030	AAA	4,520,393	4,716,176
3.68%, 01/01/2022-07/01/2031	AAA	23,063,186	23,830,450
3.70%, 09/01/2025	AAA	3,904,682	4,058,748
3.71%, 05/01/2028	AAA	3,321,400	3,418,885
3.72%, 09/01/2031	AAA	3,194,172	3,319,588
3.73%, 09/01/2027-01/01/2029	AAA	462,899	477,056
3.74%, 01/01/2027-10/01/2029	AAA	6,258,221	6,518,153
3.75%, 12/01/2017-05/01/2024	AAA	88,720	91,617
3.76%, 06/01/2024-02/01/2029	AAA	253,834	263,694
3.78%, 10/01/2028	AAA	13,602,211	14,306,796
3.79%, 02/01/2026-01/01/2029	AAA	10,419,703	10,926,505
3.80%, 04/01/2020	AAA	661,420	685,689
3.81%, 03/01/2029	AAA	3,628,429	3,784,332
3.82%, 01/01/2024-03/01/2027	AAA	5,081,330	5,301,978
3.85%, 03/01/2029-12/01/2030	AAA	26,690,417	27,996,316
3.86%, 06/01/2026	AAA	9,893,475	10,303,696
3.87%, 01/01/2020	AAA	289,389	293,093
3.875%, 10/01/2019	AAA	78,850	79,770
3.88%, 07/01/2019-02/01/2022	AAA	384,767	398,304
3.90%, 01/01/2027	AAA	3,655,799	3,833,924
3.93%, 12/01/2026	AAA	5,465,166	5,717,893
3.95%, 06/01/2020	AAA	1,553,441	1,578,831
3.96%, 04/01/2025-06/01/2029	AAA	3,581,944	3,668,396
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

December 31, 2003  (unaudited)

	Credit Rating (v)	Principal Amount	Value

MORTGAGE-BACKED SECURITIES continued
FHLMC:
3.97%, 01/01/2029	AAA	$ 117,209	$ 121,299
3.99%, 01/01/2023-11/01/2026	AAA	16,819,560	17,614,438
4.00%, 07/01/2018-02/01/2024	AAA	144,718	147,069
4.01%, 06/01/2019-01/01/2031	AAA	8,044,712	8,353,106
4.03%, 12/01/2018	AAA	204,603	206,682
4.05%, 07/01/2017-11/01/2020	AAA	738,616	749,737
4.06%, 03/01/2020	AAA	101,674	105,242
4.08%, 03/01/2025	AAA	32,961,836	33,740,296
4.14%, 05/01/2028	AAA	175,818	180,330
4.15%, 01/01/2020	AAA	54,405	54,820
4.16%, 07/01/2030	AAA	274,500	284,634
4.18%, 12/01/2028	AAA	1,853,685	1,932,493
4.19%, 01/01/2029	AAA	10,487,156	10,869,415
4.20%, 06/01/2029 (h)	AAA	1,427,656	1,467,363
4.21%, 12/01/2018	AAA	38,430	38,851
4.23%, 03/01/2024	AAA	126,152	129,631
4.29%, 04/01/2025-10/01/2031	AAA	10,915,267	11,220,696
4.30%, 02/01/2030-06/01/2032	AAA	5,830,562	5,972,958
4.31%, 04/01/2019	AAA	206,391	208,735
4.36%, 07/01/2030	AAA	435,831	450,249
4.37%, 06/01/2031 (h)	AAA	16,930,896	17,629,824
4.42%, 09/01/2025-06/01/2030 (h)	AAA	14,591,376	15,060,989
4.48%, 07/01/2018	AAA	1,996,861	2,030,371
4.50%, 08/01/2019	AAA	47,461	47,901
4.62%, 05/01/2032	AAA	14,787,398	15,403,233
4.74%, 10/01/2033	AAA	5,784,225	6,006,577
4.75%, 09/01/2015-04/01/2017	AAA	49,377	50,716
4.78%, 06/01/2021	AAA	901,602	915,013
4.80%, 09/01/2026	AAA	4,069,320	4,131,689
4.83%, 03/01/2031-05/01/2032	AAA	22,759,802	23,689,688
4.85%, 06/01/2019-08/01/2019	AAA	2,103,656	2,150,868
4.86%, 08/01/2032-09/01/2032	AAA	19,665,519	20,271,377
4.87%, 11/01/2027	AAA	2,108,439	2,193,762
4.875%, 01/01/2017	AAA	30,069	30,969
4.89%, 05/01/2030	AAA	5,904,707	6,131,990
4.90%, 12/01/2032 (h)	AAA	57,607,924	59,696,212
4.91%, 12/01/2025	AAA	5,302,696	5,470,855
4.95%, 05/01/2031	AAA	534,752	557,043
5.01%, 06/01/2032	AAA	15,124,278	15,818,575
5.04%, 05/01/2031 (h)	AAA	18,836,160	19,637,286
5.12%, 03/01/2032	AAA	422,092	434,379
5.14%, 06/01/2020	AAA	6,196	6,422
5.17%, 02/01/2024-07/01/2027	AAA	737,865	758,036
5.21%, 11/01/2029	AAA	2,313,451	2,367,388
5.24%, 07/01/2028	AAA	1,637,027	1,690,130
5.28%, 05/01/2020-05/01/2032	AAA	16,910,321	17,593,453
5.29%, 05/01/2019-01/01/2032	AAA	7,379,737	7,618,396
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

December 31, 2003  (unaudited)

	Credit Rating (v)	Principal Amount	Value

MORTGAGE-BACKED SECURITIES continued
FHLMC:
5.30%, 06/01/2017	AAA	$ 83,559	$ 86,415
5.31%, 01/01/2031-01/01/2032	AAA	5,824,360	6,039,826
5.34%, 03/01/2033	AAA	53,971,068	55,007,762
5.36%, 02/01/2026	AAA	2,302,298	2,383,038
5.37%, 11/01/2024	AAA	19,869,327	20,915,005
5.41%, 08/01/2029	AAA	3,105,768	3,248,519
5.42%, 12/01/2030	AAA	3,423,441	3,565,909
5.43%, 06/01/2032	AAA	10,793,999	11,144,687
5.45%, 02/01/2031	AAA	2,096,957	2,178,868
5.47%, 01/01/2027	AAA	585,288	607,542
5.49%, 03/01/2025	AAA	949,749	982,141
5.50%, 01/01/2007-05/01/2032 *	AAA	10,429,681	10,688,089
5.51%, 10/01/2030	AAA	9,194,755	9,475,154
5.53%, 04/01/2029	AAA	126,691	129,656
5.54%, 07/01/2026	AAA	284,026	296,322
5.59%, 01/01/2031 (h)	AAA	10,672,507	11,146,433
5.61%, 04/01/2023	AAA	1,061,029	1,098,499
5.62%, 07/01/2032	AAA	4,464,964	4,655,108
5.64%, 10/01/2018-06/01/2033	AAA	10,127,663	10,476,174
5.65%, 05/01/2031	AAA	1,367,098	1,415,221
5.66%, 03/01/2032	AAA	14,650,709	15,268,660
5.70%, 12/01/2031	AAA	6,043,673	6,237,922
5.76%, 03/01/2018	AAA	268,879	279,382
5.81%, 05/01/2020-12/01/2031	AAA	8,725,600	9,019,578
5.82%, 02/01/2021-08/01/2030	AAA	3,595,534	3,673,524
5.84%, 06/01/2032	AAA	3,160,305	3,290,696
5.86%, 01/01/2029-01/01/2030	AAA	1,877,808	1,939,930
5.87%, 08/01/2031	AAA	2,220,124	2,268,512
5.88%, 07/01/2031	AAA	1,240,306	1,282,939
5.89%, 12/01/2032 (h)	AAA	27,117,921	28,338,228
5.90%, 11/01/2028	AAA	373,448	389,476
5.94%, 02/01/2018	AAA	13,404	13,709
5.97%, 04/01/2032	AAA	8,685,563	8,936,382
6.00%, 01/01/2007-05/01/2032 *	AAA	9,058,873	9,367,054
6.04%, 07/01/2032 (h)	AAA	5,039,847	5,254,041
6.06%, 06/01/2031	AAA	3,943,484	4,050,522
6.08%, 08/01/2029	AAA	197,584	202,911
6.13%, 04/01/2020	AAA	181,791	188,892
6.17%, 05/01/2032	AAA	5,341,091	5,494,145
6.19%, 07/01/2026	AAA	1,776,741	1,846,144
6.29%, 01/01/2017	AAA	17,592	18,010
6.30%, 04/01/2031	AAA	107,823	111,823
6.33%, 04/01/2032	AAA	3,462,121	3,600,550
6.35%, 05/01/2031 (h)	AAA	1,090,961	1,144,862
6.44%, 03/01/2027	AAA	2,057,589	2,110,782
6.46%, 08/01/2025-05/01/2031	AAA	4,239,243	4,486,374
6.50%, 01/01/2012-09/01/2032 *	AAA	66,814,211	70,389,173
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

December 31, 2003  (unaudited)

	Credit Rating (v)	Principal Amount	Value

MORTGAGE-BACKED SECURITIES continued
FHLMC:
6.51%, 12/01/2029	AAA	$ 1,355,129	$ 1,406,145
6.52%, 09/01/2030	AAA	1,183,517	1,219,029
6.54%, 05/01/2027	AAA	1,476,062	1,546,022
6.55%, 09/01/2031	AAA	1,545,226	1,602,289
6.60%, 10/01/2029	AAA	1,073,805	1,113,712
6.69%, 09/01/2030	AAA	5,955,193	6,110,320
6.70%, 02/01/2027	AAA	1,092,787	1,123,813
6.75%, 02/01/2030	AAA	4,572,752	4,712,933
7.04%, 09/01/2028	AAA	749,935	766,253
7.24%, 08/01/2027	AAA	765,933	796,717
7.34%, 05/01/2026	AAA	767,201	804,006
7.36%, 09/01/2030	AAA	333,375	347,481
7.40%, 04/01/2029	AAA	1,830,833	1,908,872
7.49%, 01/01/2019	AAA	5,028	5,104
7.50%, 01/01/2016-06/01/2016 *	AAA	1,504,106	1,612,937
8.50%, 05/01/2020-03/01/2023 *	AAA	1,306,192	1,426,702
9.75%, 03/01/2016 *	AAA	112,623	121,601
10.50%, 04/01/2004-10/01/2005 *	AAA	1,698	1,740
FNMA:
2.32%, 11/01/2033 (h)	AAA	4,297,205	4,399,935
2.34%, 10/01/2028-06/01/2033	AAA	11,436,959	11,740,081
2.35%, 10/01/2033	AAA	1,924,000	1,974,993
2.37%, 07/01/2033	AAA	2,679,789	2,750,814
2.38%, 01/01/2032-05/01/2033	AAA	10,237,432	10,448,292
2.41%, 06/01/2033 (h)	AAA	11,840,967	12,194,346
2.43%, 08/01/2033-10/01/2033	AAA	11,298,048	11,613,475
2.48%, 05/01/2033-10/01/2033	AAA	17,719,108	18,261,483
2.49%, 05/01/2033 (h)	AAA	7,917,205	8,184,410
2.50%, 06/01/2033-05/01/2041	AAA	30,944,898	31,519,672
2.51%, 12/01/2031-06/01/2033 (h)	AAA	52,260,207	53,628,217
2.53%, 06/01/2033	AAA	3,275,711	3,300,081
2.54%, 11/01/2032	AAA	9,676,562	9,933,026
2.55%, 05/01/2028 (h)	AAA	3,036,214	3,142,956
2.57%, 05/01/2028-08/01/2033 (h)	AAA	16,973,732	17,520,559
2.58%, 11/01/2022-12/01/2033	AAA	18,879,247	19,375,138
2.59%, 04/01/2033	AAA	2,740,213	2,805,205
2.60%, 11/01/2028 (h)	AAA	661,500	682,172
2.62%, 06/01/2015-04/01/2033	AAA	10,256,234	10,523,609
2.65%, 01/01/2032	AAA	5,139,241	5,400,148
2.66%, 07/01/2032	AAA	111,347,227	115,852,634
2.67%, 12/01/2033 (h)	AAA	1,122,200	1,160,425
2.69%, 04/01/2028	AAA	4,095,778	4,157,019
2.70%, 06/01/2030-12/01/2040	AAA	109,283,173	111,146,457
2.71%, 03/01/2033	AAA	5,133,590	5,279,679
2.72%, 03/01/2015	AAA	255,691	258,818
2.73%, 04/01/2033 (h)	AAA	9,049,264	9,333,467
2.75%, 01/01/2021	AAA	66,443	67,360
2.80%, 07/01/2020	AAA	185,519	189,712
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

December 31, 2003  (unaudited)

	Credit Rating (v)	Principal Amount	Value

MORTGAGE-BACKED SECURITIES continued
FNMA:
2.97%, 12/01/2023	AAA	$ 629,499	$ 647,787
3.00%, 10/01/2016-10/01/2017	AAA	164,498	167,876
3.05%, 05/01/2016	AAA	4,804	4,940
3.10%, 01/01/2022	AAA	85,226	87,525
3.12%, 07/01/2018	AAA	5,668,855	5,852,489
3.15%, 06/01/2022	AAA	154,314	159,321
3.17%, 07/01/2017-03/01/2029	AAA	14,031,014	14,288,466
3.18%, 07/01/2017	AAA	1,233,784	1,257,355
3.19%, 06/01/2017-07/01/2026	AAA	145,627	146,602
3.20%, 01/01/2018-03/01/2033	AAA	8,782,397	8,889,828
3.21%, 05/01/2017-01/01/2035	AAA	11,700,477	11,817,754
3.22%, 10/01/2016-07/01/2027	AAA	3,987,554	4,051,021
3.23%, 10/01/2017	AAA	26,129	26,304
3.24%, 01/01/2018	AAA	6,994,453	7,060,586
3.25%, 11/01/2017-10/01/2031	AAA	740,085	747,017
3.26%, 11/01/2017-03/01/2033	AAA	30,878,176	31,631,519
3.27%, 10/01/2016-04/01/2021	AAA	12,154,175	12,372,959
3.28%, 12/01/2022-09/01/2029	AAA	347,499	358,648
3.29%, 12/01/2024	AAA	464,906	480,095
3.30%, 10/01/2025-02/01/2031	AAA	1,635,340	1,679,672
3.33%, 09/01/2026	AAA	221,600	227,897
3.34%, 07/01/2019-09/01/2033	AAA	3,848,357	3,909,134
3.35%, 03/01/2018-05/01/2033	AAA	20,178,267	20,793,608
3.36%, 07/01/2025	AAA	27,798	28,764
3.37%, 01/01/2025-01/01/2028	AAA	904,923	936,564
3.375%, 05/01/2017-10/01/2022	AAA	370,250	379,649
3.39%, 01/01/2026	AAA	24,321	24,997
3.40%, 04/01/2030	AAA	1,761,592	1,814,593
3.41%, 07/01/2022	AAA	1,125,216	1,164,793
3.42%, 08/01/2027-07/01/2032	AAA	2,263,806	2,300,976
3.43%, 11/01/2022	AAA	576,122	595,190
3.44%, 05/01/2026	AAA	3,569,923	3,716,321
3.45%, 10/01/2024-01/01/2033	AAA	3,630,418	3,772,374
3.46%, 10/01/2030	AAA	223,836	233,055
3.48%, 08/01/2025-06/01/2026	AAA	2,597,352	2,686,942
3.49%, 03/01/2018-12/01/2025	AAA	1,306,123	1,341,451
3.50%, 01/01/2017-07/01/2032	AAA	14,006,651	14,216,156
3.51%, 04/01/2028-07/01/2029	AAA	3,535,033	3,658,405
3.52%, 02/01/2017	AAA	8,739,306	8,913,650
3.53%, 05/01/2022-01/01/2036	AAA	18,222,475	18,788,295
3.55%, 10/01/2028	AAA	1,082,498	1,118,288
3.56%, 06/01/2019-08/01/2028	AAA	10,035,350	10,398,436
3.57%, 10/01/2017-07/01/2030 (h)	AAA	14,846,140	15,151,081
3.58%, 09/01/2027	AAA	3,344	3,373
3.59%, 04/01/2024-07/01/2032	AAA	10,361,431	10,723,913
3.60%, 02/01/2025-04/01/2030	AAA	11,073,169	11,543,910
3.61%, 01/01/2026-07/01/2030	AAA	48,834,227	50,916,723
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

December 31, 2003  (unaudited)

	Credit Rating (v)	Principal Amount	Value

MORTGAGE-BACKED SECURITIES continued
FNMA:
3.62%, 08/01/2018-07/01/2025	AAA	$ 1,514,644	$ 1,572,162
3.625%, 02/01/2027	AAA	388,845	402,418
3.63%, 02/01/2028	AAA	407,959	425,158
3.64%, 01/01/2018-11/01/2027 (h)	AAA	8,599,276	8,916,834
3.65%, 05/01/2018-04/01/2028	AAA	8,170,595	8,485,399
3.66%, 04/01/2026	AAA	882,305	913,280
3.67%, 05/01/2030	AAA	8,189,953	8,476,117
3.68%, 06/01/2025	AAA	6,484,107	6,700,898
3.69%, 09/01/2026-10/01/2027	AAA	3,773,975	3,912,389
3.70%, 12/01/2021-07/01/2030	AAA	3,694,110	3,822,908
3.71%, 04/01/2024	AAA	270,876	281,407
3.72%, 04/01/2030	AAA	456,331	472,709
3.73%, 04/01/2028	AAA	3,602,195	3,696,720
3.74%, 11/01/2017	AAA	1,210,993	1,220,742
3.75%, 05/01/2017-01/01/2036	AAA	1,913,813	1,928,330
3.76%, 11/01/2024-12/01/2028	AAA	1,654,482	1,722,509
3.77%, 11/01/2018	AAA	520,212	524,469
3.78%, 03/01/2028	AAA	4,649,574	4,708,981
3.79%, 12/01/2025-01/01/2028	AAA	2,727,737	2,824,472
3.80%, 05/01/2020-07/01/2030 (h)	AAA	18,929,585	19,565,069
3.83%, 07/01/2024	AAA	244,786	254,394
3.85%, 02/01/2018-03/01/2033	AAA	606,729	608,598
3.88%, 09/01/2018	AAA	537,628	542,080
3.89%, 05/01/2019-10/01/2030	AAA	1,523,584	1,537,265
3.91%, 03/01/2038	AAA	2,006,427	2,082,336
3.92%, 05/01/2028-03/01/2030	AAA	7,602,496	7,856,214
3.93%, 06/01/2017	AAA	106,753	107,628
3.95%, 03/01/2030	AAA	11,069,857	11,508,484
3.98%, 12/01/2023-07/01/2028	AAA	4,626,694	4,812,341
3.99%, 10/01/2017	AAA	96,686	97,484
4.00%, 10/01/2015-03/01/2018	AAA	24,412,861	25,295,539
4.00%, TBA # *	AAA	50,000,000	48,734,400
4.02%, 07/01/2025	AAA	3,943	4,069
4.03%, 02/01/2026	AAA	115,274	116,576
4.04%, 05/01/2036	AAA	953,174	969,263
4.06%, 01/01/2026-08/01/2036	AAA	1,637,646	1,698,676
4.10%, 01/01/2017-09/01/2030 (h)	AAA	6,838,669	6,992,890
4.125%, 07/01/2015-01/01/2029	AAA	5,413,393	5,538,707
4.14%, 05/01/2028	AAA	1,074,654	1,087,117
4.16%, 04/01/2028-06/01/2033	AAA	8,704,256	8,866,957
4.18%, 09/01/2021-03/01/2035 (h)	AAA	124,081,701	127,590,015
4.20%, 09/01/2018-09/01/2030	AAA	7,071,146	7,238,492
4.21%, 02/01/2024	AAA	576,373	592,122
4.23%, 12/01/2022-12/01/2025	AAA	185,898	189,378
4.25%, 07/01/2017-01/01/2021	AAA	4,789,344	4,878,337
4.26%, 06/01/2018	AAA	217,342	219,269
4.27%, 05/01/2028	AAA	901,177	911,726
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

December 31, 2003  (unaudited)

	Credit Rating (v)	Principal Amount	Value

MORTGAGE-BACKED SECURITIES continued
FNMA:
4.29%, 03/01/2028	AAA	$ 96,671	$ 100,075
4.30%, 09/01/2019	AAA	212,676	214,589
4.32%, 04/01/2024-09/01/2032	AAA	6,696,757	6,889,992
4.34%, 07/01/2021 (h)	AAA	5,431,220	5,601,794
4.37%, 07/01/2021-07/01/2033	AAA	12,571,330	12,832,045
4.39%, 09/01/2033	AAA	5,151,303	5,260,547
4.41%, 09/01/2028-06/01/2034	AAA	6,918,759	7,019,699
4.44%, 06/01/2025	AAA	45,875	46,404
4.45%, 05/01/2033	AAA	3,423,731	3,473,583
4.47%, 09/01/2028	AAA	155,121	156,963
4.48%, 02/01/2030	AAA	213,774	219,974
4.49%, 03/01/2027	AAA	67,097	67,887
4.50%, 07/01/2025	AAA	12,937	13,087
4.52%, 12/01/2016	AAA	28,158	28,304
4.53%, 06/01/2024-12/01/2037	AAA	615,135	633,375
4.55%, 01/01/2033-11/01/2035	AAA	27,872,000	28,838,299
4.57%, 05/01/2033-04/01/2038	AAA	46,140,488	47,596,988
4.59%, 04/01/2026-02/01/2028	AAA	281,221	289,564
4.60%, 05/01/2032	AAA	985,368	1,010,847
4.62%, 11/01/2028-11/01/2031 (h)	AAA	3,610,740	3,757,615
4.625%, 09/01/2016-10/01/2017	AAA	198,669	200,314
4.63%, 02/01/2019-08/01/2030	AAA	3,409,663	3,494,665
4.64%, 03/01/2028	AAA	220,548	226,558
4.65%, 03/01/2014-10/01/2034	AAA	6,260,663	6,369,729
4.66%, 05/01/2018-09/01/2033	AAA	16,082,732	16,717,725
4.67%, 04/01/2024-04/01/2033	AAA	14,540,750	14,903,356
4.69%, 04/01/2018-07/01/2039	AAA	23,072,382	23,741,442
4.70%, 09/01/2033	AAA	6,362,208	6,509,748
4.71%, 05/01/2030-09/01/2033	AAA	13,937,809	14,222,869
4.72%, 07/01/2032	AAA	3,934,706	4,027,933
4.73%, 03/01/2032	AAA	634,077	666,446
4.74%, 04/01/2033	AAA	22,887,274	23,498,378
4.75%, 11/01/2016-01/01/2033	AAA	22,046,894	22,605,320
4.76%, 08/01/2029 (h)	AAA	8,559,503	8,869,785
4.77%, 07/01/2033 (h)	AAA	12,512,880	13,036,857
4.78%, 01/01/2029-05/01/2033	AAA	41,093,654	42,511,890
4.79%, 08/01/2032	AAA	2,210,176	2,269,720
4.80%, 05/01/2027	AAA	205,536	206,219
4.81%, 02/01/2028-12/01/2031	AAA	1,728,066	1,786,582
4.82%, 07/01/2030	AAA	1,137,592	1,173,748
4.83%, 07/01/2024-09/01/2033	AAA	65,808,247	67,918,999
4.84%, 12/01/2032	AAA	6,285,739	6,418,533
4.85%, 01/01/2019-02/01/2027	AAA	374,222	380,848
4.87%, 01/01/2033	AAA	28,300,841	29,102,160
4.89%, 02/01/2032	AAA	1,103,423	1,169,267
4.90%, 07/01/2030-06/01/2033	AAA	47,827,679	49,450,965
4.91%, 06/01/2024-10/01/2029	AAA	3,169,557	3,261,281
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

December 31, 2003  (unaudited)

	Credit Rating (v)	Principal Amount	Value

MORTGAGE-BACKED SECURITIES continued
FNMA:
4.92%, 04/01/2033	AAA	$ 25,481,866	$ 26,282,799
4.95%, 07/01/2023-09/01/2033	AAA	59,557,258	62,008,557
4.96%, 06/01/2019-08/01/2024	AAA	275,376	279,432
4.97%, 08/01/2032 (h)	AAA	29,355,201	30,265,671
4.99%, 03/01/2031-09/01/2032	AAA	5,174,362	5,313,148
5.02%, 03/01/2019-06/01/2033	AAA	29,177,496	30,401,959
5.03%, 08/01/2026-05/01/2033	AAA	40,491,503	41,913,661
5.05%, 08/01/2014	AAA	174,716	177,386
5.06%, 04/01/2030	AAA	74,559	76,697
5.07%, 01/01/2017-01/01/2033	AAA	14,622,208	15,229,789
5.08%, 04/01/2029-05/01/2034	AAA	23,611,942	24,461,265
5.09%, 12/01/2030-11/01/2032	AAA	19,919,839	20,749,985
5.11%, 04/01/2033	AAA	5,988,236	6,096,177
5.12%, 12/01/2032 (h)	AAA	156,782,804	163,642,051
5.125%, 02/01/2017	AAA	92,366	95,270
5.13%, 09/01/2034 (h)	AAA	164,087,726	170,856,344
5.14%, 09/01/2032	AAA	11,517,954	11,822,309
5.16%, 06/01/2028	AAA	138,155	140,613
5.17%, 05/01/2028-12/01/2050	AAA	32,705,465	33,938,472
5.18%, 02/01/2032-09/01/2032	AAA	115,340,402	120,549,221
5.20%, 06/01/2029-11/01/2031	AAA	2,137,714	2,207,577
5.21%, 02/01/2029 (h)	AAA	20,648,218	21,564,483
5.22%, 08/01/2033	AAA	725,416	752,919
5.23%, 08/01/2032-11/01/2033	AAA	33,324,822	34,469,141
5.24%, 07/01/2033	AAA	968,073	1,008,585
5.25%, 09/01/2024-01/01/2032	AAA	2,747,463	2,838,405
5.27%, 11/01/2014 (h)	AAA	58,984	59,659
5.28%, 04/01/2028-09/01/2032	AAA	46,586,044	48,501,095
5.29%, 09/01/2032 (h)	AAA	5,853,490	6,113,239
5.31%, 06/01/2029-01/01/2033	AAA	118,919,025	124,559,518
5.33%, 07/01/2032	AAA	4,117,281	4,263,395
5.34%, 02/01/2029-12/01/2050 (h)	AAA	200,164,536	209,915,395
5.35%, 07/01/2030-04/01/2032	AAA	16,504,493	17,057,774
5.37%, 08/01/2032	AAA	3,621,551	3,735,642
5.40%, 09/01/2024	AAA	15,361	15,649
5.41%, 07/01/2029-07/01/2032	AAA	3,707,161	3,833,791
5.42%, 11/01/2032	AAA	42,294,296	44,195,111
5.43%, 11/01/2031	AAA	1,515,592	1,605,085
5.44%, 09/01/2032	AAA	8,994,790	9,253,744
5.45%, 11/01/2023	AAA	72,556	74,254
5.46%, 10/01/2031 (h)	AAA	5,653,114	5,859,806
5.47%, 04/01/2033	AAA	44,265,460	46,043,084
5.48%, 03/01/2019	AAA	167,935	172,706
5.49%, 04/01/2019	AAA	13,156	13,561
5.53%, 01/01/2019-11/01/2024	AAA	1,589,311	1,622,039
5.54%, 08/01/2032	AAA	4,578,264	4,738,854
5.55%, 09/01/2019	AAA	74,237	76,668
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

December 31, 2003  (unaudited)

	Credit Rating (v)	Principal Amount	Value

MORTGAGE-BACKED SECURITIES continued
FNMA:
5.56%, 10/01/2017-01/01/2031	AAA	$ 5,868,190	$ 6,006,480
5.57%, 01/01/2023-11/01/2032	AAA	11,476,288	11,842,866
5.58%, 10/01/2032 (h)	AAA	21,232,608	21,935,939
5.625%, 09/01/2018	AAA	123,896	128,830
5.63%, 09/01/2023-02/01/2034	AAA	4,664,192	4,832,033
5.64%, 03/01/2032	AAA	1,263,310	1,305,716
5.65%, 12/01/2032 (h)	AAA	81,828,973	85,894,850
5.67%, 06/01/2018-12/01/2032	AAA	37,255,405	38,916,355
5.70%, 08/01/2032	AAA	6,031,222	6,250,285
5.71%, 05/01/2032	AAA	7,039,812	7,285,130
5.72%, 01/01/2023-07/01/2032	AAA	6,276,138	6,495,948
5.73%, 08/01/2031-06/01/2032	AAA	13,282,557	13,844,686
5.74%, 04/01/2032-05/01/2032	AAA	8,738,714	8,922,425
5.75%, 11/01/2031-12/01/2031	AAA	13,922,599	14,321,407
5.76%, 02/01/2007-06/01/2032 (h) *	AAA	12,702,630	13,216,929
5.81%, 04/01/2018-01/01/2025	AAA	19,249	19,705
5.82%, 05/01/2031	AAA	3,243,477	3,328,610
5.83%, 02/01/2029	AAA	199,601	206,957
5.84%, 02/01/2031	AAA	3,400,759	3,472,236
5.85%, 03/01/2014-11/01/2031	AAA	13,665,632	14,107,854
5.86%, 07/01/2023	AAA	19,527	19,967
5.87%, 04/01/2023	AAA	66,042	67,530
5.88%, 03/01/2030-06/01/2031	AAA	7,111,714	7,295,011
5.91%, 09/01/2031-06/01/2032	AAA	12,501,491	13,039,409
5.92%, 10/01/2031-08/01/2032	AAA	21,293,356	22,174,217
5.94%, 01/01/2025-06/01/2032	AAA	3,438,793	3,600,164
5.95%, 06/01/2032	AAA	1,015,320	1,057,732
5.96%, 06/01/2025	AAA	135,966	139,333
5.97%, 06/01/2032	AAA	9,046,415	9,313,127
5.98%, 11/01/2024	AAA	29,174	29,842
6.00%, 03/01/2014-05/01/2033 *	AAA	36,737,166	38,149,187
6.01%, 01/01/2020-05/01/2041	AAA	1,923,880	1,998,708
6.05%, 11/01/2031	AAA	939,984	997,599
6.07%, 12/01/2024	AAA	28,681	29,340
6.08%, 06/01/2019-01/01/2033	AAA	20,387,964	21,333,011
6.10%, 06/01/2032	AAA	2,215,398	2,322,356
6.15%, 06/01/2032	AAA	7,415,487	7,773,372
6.16%, 04/01/2032	AAA	3,688,909	3,814,515
6.19%, 09/01/2031	AAA	6,068,710	6,239,443
6.20%, 04/01/2032	AAA	4,309,203	4,491,636
6.22%, 05/01/2019	AAA	29,047	29,643
6.26%, 07/01/2032	AAA	1,220,107	1,264,207
6.27%, 03/01/2032-04/01/2032	AAA	13,708,838	14,178,231
6.28%, 10/01/2024-04/01/2040	AAA	1,857,291	1,931,353
6.29%, 01/01/2032 (h)	AAA	1,642,814	1,704,933
6.30%, 03/01/2029-02/01/2032	AAA	5,852,455	6,082,621
6.31%, 08/01/2031-12/01/2031	AAA	7,673,392	8,059,632
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

December 31, 2003  (unaudited)

	Credit Rating (v)	Principal Amount	Value

MORTGAGE-BACKED SECURITIES continued
FNMA:
6.36%, 08/01/2031-04/01/2032	AAA	$ 23,991,556	$ 24,986,499
6.37%, 04/01/2031-03/01/2032	AAA	3,140,337	3,271,244
6.42%, 12/01/2039	AAA	5,491,062	5,672,233
6.43%, 10/01/2028-08/01/2031 (h)	AAA	4,582,323	4,765,512
6.44%, 10/01/2025	AAA	90,961	93,659
6.46%, 09/01/2031-11/01/2031	AAA	11,194,040	11,688,663
6.48%, 08/01/2031	AAA	5,155,854	5,373,947
6.49%, 12/01/2031	AAA	4,371,740	4,560,448
6.50%, 11/01/2011-09/01/2032 *	AAA	66,537,485	70,283,107
6.51%, 07/01/2031	AAA	3,128,649	3,264,319
6.53%, 04/01/2008-02/01/2033 *	AAA	4,839,743	5,032,096
6.54%, 05/01/2027-05/01/2032	AAA	7,019,418	7,289,084
6.55%, 06/01/2024-04/01/2032	AAA	25,485,066	26,569,473
6.56%, 06/01/2030	AAA	4,171,246	4,395,312
6.57%, 10/01/2029	AAA	1,282,424	1,311,087
6.61%, 11/01/2031	AAA	961,648	1,026,284
6.63%, 09/01/2030	AAA	210,307	215,452
6.68%, 02/01/2031	AAA	160,003	162,659
6.72%, 02/01/2028-06/01/2028	AAA	848,514	879,629
6.73%, 06/01/2022	AAA	26,273	27,175
6.79%, 11/01/2019	AAA	5,352	5,668
6.84%, 06/01/2032 (h)	AAA	2,317,437	2,441,275
6.91%, 03/01/2032	AAA	2,522,895	2,603,251
6.94%, 10/01/2018	AAA	6,857	7,277
6.95%, 06/01/2027-04/01/2032	AAA	10,133,813	10,721,558
6.98%, 01/01/2032 (h)	AAA	1,091,828	1,134,477
7.00%, 10/01/2009-09/01/2033 *	AAA	78,840,704	84,129,921
7.07%, 01/01/2027	AAA	684,725	697,217
7.08%, 12/01/2030 (h)	AAA	1,408,430	1,461,686
7.10%, 03/01/2015	AAA	60,104	63,197
7.11%, 08/01/2031	AAA	1,629,580	1,725,943
7.28%, 01/01/2025	AAA	3,528	3,621
7.30%, 04/01/2032	AAA	476,177	493,312
7.42%, 06/01/2032	AAA	5,021,374	5,260,371
7.49%, 05/01/2025	AAA	36,400	37,657
7.50%, 02/01/2016-06/01/2033 *	AAA	56,884,037	61,102,271
7.58%, 05/01/2025 (h)	AAA	1,889,994	1,973,508
7.75%, 02/01/2024	AAA	2,308	2,461
8.00%, 02/01/2017-05/01/2033 (h)	AAA	8,181,867	8,743,834
8.08%, 09/01/2017 (h)	AAA	5,859	5,926
8.50%, 02/01/2020-06/01/2030	AAA	1,224,977	1,333,055
9.00%, 06/01/2009-07/01/2030 *	AAA	2,062,338	2,290,743
9.13%, 08/01/2024 *	AAA	674,508	756,459
9.50%, 04/01/2005-12/01/2024 *	AAA	1,610,000	1,799,772
10.00%, 01/01/2021 *	AAA	567,648	637,665
10.50%, 11/01/2019 *	AAA	276,050	308,326
10.75%, 10/01/2012 *	AAA	106,946	118,563
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

December 31, 2003  (unaudited)

	Credit Rating (v)	Principal Amount	Value

MORTGAGE-BACKED SECURITIES continued
FNMA:
11.00%, 01/01/2016-01/01/2018 *	AAA	$ 207,618	$ 235,660
12.50%, 07/01/2015 *	AAA	320,936	369,029
GNMA:
4.00%, 01/20/2030-12/20/2032	AAA	3,243,274	3,263,904
4.25%, 08/20/2017	AAA	57,654	59,524
4.375%, 01/20/2016-01/20/2028	AAA	62,397,424	63,702,780
4.50%, 06/20/2019-04/20/2033	AAA	24,375,181	24,716,889
4.75%, 07/20/2016-09/20/2027	AAA	21,876,833	22,548,682
4.875%, 01/20/2022-12/20/2026	AAA	132,619	136,461
5.00%, 08/20/2015-03/20/2033	AAA	52,645,077	53,476,718
5.25%, 07/20/2022	AAA	64,181	66,527
5.625%, 10/20/2015-11/20/2027	AAA	91,002,451	93,741,605
5.75%, 07/20/2023	AAA	32,248	33,220
6.75%, 02/15/2029 *	AAA	403,503	428,573
7.50%, 02/20/2023-11/20/2023 *	AAA	135,572	146,391
7.89%, 10/20/2022 *	AAA	4,355,119	4,753,229
8.375%, 10/15/2020 *	AAA	3,714,163	4,104,118
9.00%, 05/15/2016-01/20/2025 *	AAA	1,339,674	1,498,507
9.50%, 08/15/2018-12/15/2021 *	AAA	1,397,569	1,565,120
10.25%, 11/15/2029 *	AAA	2,494,968	2,691,946
Total Mortgage-Backed Securities			5,036,754,692
U.S. GOVERNMENT & AGENCY OBLIGATIONS 1.8%
FHLB, 1.71%, 07/16/2018 (h)	AAA	150,000,000	150,386,719
FNMA, 0.00%, 07/15/2004 STRIPS (n) *	AAA	2,019,000	2,004,940
Total U.S. Government & Agency Obligations			152,391,659
U.S. TREASURY OBLIGATIONS 0.1%
U.S. Treasury Notes, 4.25%, 01/15/2010 *	AAA	2,749,550	3,197,427

		Shares	Value

SHORT-TERM INVESTMENTS 0.9%
MUTUAL FUND SHARES 0.9%
Evergreen Institutional Money Market Fund (o) ##		79,851,576	79,851,576
Total Investments (cost $8,420,054,425) 100.0%			8,451,120,241
Other Assets and Liabilities 0.0%			813,089
Net Assets 100.0%			$ 8,451,933,330
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

December 31, 2003  (unaudited)

The portfolio primarily consists of adjustable rate securities that have coupon rates which reset at periodic intervals when market rates change. The coupon rates presented are those in effect at December 31, 2003.
(v)	Credit ratings are unaudited and rated by Moody's Investors Service where Standard and Poor's ratings are not available.
(h)	No market quotation available. Valued at fair value as determined in good faith under procedures established by the Board of Trustees.
*	All or a portion of the securities have a fixed coupon rate.
(n)	Security issued in zero coupon form with no periodic interest payments but is acquired at a discount that results in a current yield to maturity. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected income to be earned over the life of the bond from amortization of discount at acquisition.
#	When-issued security
##	All or a portion of the security has been segregated for when-issued securities.
(o)	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations:
FAMC	Federal Agricultural Mortgage Corp.
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
SLMA	Student Loan Marketing Association
STRIPS	Separately Traded Registered Interest and Principal Securities
TBA	To Be Announced
See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2003  (unaudited)

Assets
Identified cost of securities	$ 8,420,054,425
Net unrealized gains on securities	31,065,816

Market value of securities	8,451,120,241
Receivable for securities sold	20,134,277
Principal paydown receivable	31,100,102
Receivable for Fund shares sold	15,634,811
Interest receivable	32,837,947
Prepaid expenses and other assets	304,041

Total assets	8,551,131,419

Liabilities
Dividends payable	10,298,412
Payable for securities purchased	48,964,930
Payable for Fund shares redeemed	38,960,258
Advisory fee payable	98,388
Distribution Plan expenses payable	221,157
Due to other related parties	46,852
Accrued expenses and other liabilities	608,092

Total liabilities	99,198,089

Net assets	$ 8,451,933,330

Net assets represented by
Paid-in capital	$ 8,582,540,571
Overdistributed net investment income	(6,137,567)
Accumulated net realized losses on securities	(155,535,490)
Net unrealized gains on securities	31,065,816

Total net assets	$ 8,451,933,330

Net assets consists of
Class A	$ 1,616,099,582
Class B	851,186,447
Class C	2,443,092,505
Class I	2,499,476,237
Class IS	1,042,078,559

Total net assets	$ 8,451,933,330

Shares outstanding
Class A	169,438,738
Class B	89,238,151
Class C	256,137,647
Class I	262,058,815
Class IS	109,250,181

Net asset value per share
Class A	$ 9.54
Class A -- Offering price (based on sales charge of 3.25%)	$ 9.86
Class B	$ 9.54
Class C	$ 9.54
Class C -- Offering price (based on sales charge of 1.00%)	$ 9.64
Class I	$ 9.54
Class IS	$ 9.54

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Six Months Ended December 31, 2003  (unaudited)

Investment income
Interest	$ 105,787,823

Expenses
Advisory fee	10,171,653
Distribution Plan expenses
Class A	2,955,974
Class B	4,578,027
Class C	13,542,773
Class IS	1,636,837
Administrative services fee	4,843,644
Transfer agent fees	2,855,055
Trustees' fees and expenses	34,788
Printing and postage expenses	215,563
Custodian fees	1,257,924
Registration and filing fees	134,470
Professional fees	29,780
Other	71,569

Total expenses	42,328,057
Less: Expense reductions	(11,140)

Net expenses	42,316,917

Net investment income	63,470,906

Net realized and unrealized gains or losses on securities
Net realized gains on securities	162,419
Net change in unrealized gains or losses on securities	(14,741,591)

Net realized and unrealized gains or losses on securities	(14,579,172)

Net increase in net assets resulting from operations	$ 48,891,734

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	December 31, 2003		Year Ended
	(unaudited)		June 30, 2003

Operations
Net investment income		$ 63,470,906		$ 152,326,757
Net realized gains on securities		162,419		4,913,374
Net change in unrealized gains or losses on securities		(14,741,591)		20,564,205

Net increase in net assets resulting from operations		48,891,734		177,804,336

Distributions to shareholders from
Net investment income
Class A		(30,009,778)		(51,761,015)
Class B		(10,727,229)		(22,211,426)
Class C		(31,744,162)		(64,411,051)
Class I		(46,575,988)		(53,511,855)
Class IS		(20,250,505)		(35,231,464)

Total distributions to shareholders		(139,307,662)		(227,126,811)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	45,980,586	440,586,817	235,939,829	2,280,720,597
Class B	5,384,725	51,596,900	54,475,463	526,872,806
Class C	20,775,161	198,996,044	183,904,272	1,778,758,074
Class I	129,228,983	1,237,601,829	376,277,569	3,635,472,457
Class IS	53,520,475	512,769,089	172,264,853	1,664,704,362

		2,441,550,679		9,886,528,296

Net asset value of shares issued in reinvestment of distributions
Class A	2,152,894	20,589,257	3,871,566	37,422,674
Class B	706,446	6,755,720	1,458,419	14,100,950
Class C	1,606,840	15,366,691	3,557,966	34,401,305
Class I	2,261,466	21,624,413	2,973,374	28,733,552
Class IS	953,894	9,123,774	1,675,246	16,190,298

		73,459,855		130,848,779

Automatic conversion of Class B shares to Class A shares
Class A	268,228	2,569,192	480,580	4,644,006
Class B	(268,228)	(2,569,192)	(480,580)	(4,644,006)

		0		0

Payment for shares redeemed
Class A	(97,335,565)	(931,159,448)	(98,633,477)	(952,939,225)
Class B	(14,821,287)	(141,800,324)	(13,737,881)	(132,733,628)
Class C	(59,698,929)	(571,037,423)	(50,057,626)	(483,563,063)
Class I	(153,312,676)	(1,466,627,605)	(138,696,842)	(1,340,138,344)
Class IS	(100,712,750)	(963,953,398)	(79,300,604)	(766,230,014)

		(4,074,578,198)		(3,675,604,274)

Net increase (decrease) in net assets resulting from capital share transactions		(1,559,567,664)		6,341,772,801

Total increase (decrease) in net assets		(1,649,983,592)		6,292,450,326
Net assets
Beginning of period		10,101,916,922		3,809,466,596

End of period		$ 8,451,933,330		$ 10,101,916,922

Overdistributed net investment income		$ (6,137,567)		$ (4,056,286)

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS  (unaudited)

1. ORGANIZATION

Evergreen Adjustable Rate Fund (the "Fund") is a diversified series of Evergreen Select Fixed Income Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class B, Class C, Institutional ("Class I") and Institutional Service ("Class IS") shares. Class A shares are sold with a front-end sales charge and pay an ongoing distribution fee. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold with a front-end sales charge and are subject to a contingent deferred sales charge that is payable upon redemption within one year after the month of purchase. Both Class B and Class C shares pay a higher ongoing distribution fee than Class A and Class IS. Class I and Class IS shares are sold without a front-end sales charge or contingent deferred sales charge; however, Class IS shares pay an ongoing distribution fee. Class I shares do not pay a distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are valued at prices obtained from an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. When-issued and delayed delivery transactions

The Fund records when-issued securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

NOTES TO FINANCIAL STATEMENTS  (unaudited)  continued

c. Dollar roll transactions

The Fund may enter into dollar roll transactions with respect to mortgage-backed securities. In a dollar roll transaction, the Fund sells mortgage-backed securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund's current yield and total return. The Fund accounts for dollar roll transactions as purchases and sales.

d. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

e. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

f. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund's components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to mortgage paydown gains and losses.

g. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee of 0.21% of the Fund's average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For any fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup any amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made. Total amounts subject to recoupment as of December 31, 2003 were $79,666.

NOTES TO FINANCIAL STATEMENTS  (unaudited)  continued

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

Evergreen Distributor, Inc. ("EDI"), a wholly-owned subsidiary of BISYS Fund Services, Inc., serves as principal underwriter to the Fund.

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.25% for Class IS, 0.30% for Class A and 1.00% for Class B and Class C.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $3,036,192,546 and $774,889,307, respectively, for the six months ended December 31, 2003.

On December 31, 2003, the aggregate cost of securities for federal income tax purposes was $8,420,054,425. The gross unrealized appreciation and depreciation on securities based on tax cost was $42,838,967 and $11,773,151, respectively, with a net unrealized appreciation of $31,065,816.

As of June 30, 2003, the Fund had $12,398,282 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2005	2006	2007	2008	2009	2010	2011

$34,064	$275,930	$281,543	$187,870	$426,146	$981,922	$10,210,807

For income tax purposes, capital losses incurred after October 31 within the Fund's fiscal year are deemed to arise on the first business day of the following fiscal year. As of June 30, 2003, the Fund incurred and elected to defer post-October losses of $69,541,889.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended December 31, 2003, the Fund did not participate in the interfund lending program.

NOTES TO FINANCIAL STATEMENTS  (unaudited)  continued

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each Fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended December 31, 2003, the Fund had no borrowings under this agreement.

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TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Director, The Francis Ouimet Society; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice); Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Managing Partner, Roscommon Capital Corp.; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Chairman, Gifford, Drescher & Associates (environmental consulting); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Former Director of Phoenix Total Return Fund and Equifax, Inc. (worldwide information management); Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Principal occupations: Sales Manager, SMI STEEL Co. - South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None	Principal occupations: President, Richardson, Runden & Company (recruitment business development/consulting company); Managing Director, Kennedy Information, Inc. (executive recruitment information and research company); Trustee, NDI Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Columnist, Commerce and Industry Association of New Jersey; Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

TRUSTEES AND OFFICERS continued

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director of Hartford Hospital, Old State House Association; Trustee, Greater Hartford YMCA; Former Director of Enhance Financial Services, Inc.; Former Director of CTG Resources, Inc. (natural gas); Former Director, Middlesex Mutual Assurance Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Principal occupations: Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Chief Investment Officer, Executive Vice President and Head of Capital Management Group, First Union National Bank; Former Consultant to the Boards of Trustees of the Evergreen funds; Former Member, New York Stock Exchange; Former Trustee, Mentor Funds and Cash Resource Trust.

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003	President and Chief Executive Officer, Evergreen Investment Company, Inc.; President and Chief Investment Officer, Evergreen Investment Management Company, LLC and Executive Vice President, Wachovia Bank, N.A.

Carol Kosel[4] Treasurer DOB: 12/25/1963 Term of office since: 1999	Senior Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000	Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation; Former Senior Vice President and General Counsel, Colonial Management Associates, Inc.; Former Vice President and Counsel, Colonial Management Associates, Inc.

[1] Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. The address of each Trustee is 200 Berkeley Street, Boston, MA 02116. Each Trustee oversees 93 Evergreen funds.

[2] Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

[3] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

[4] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

Investments that stand the test of time

Year in and year out, Evergreen Investments seeks to provide each client with sound, time-tested investment strategies designed for sustainable long-term success. With over $248.2 billion* in assets under management, we manage diverse investments from institutional portfolios to mutual funds, variable annuities to retirement plans, alternative investments to private accounts. Our commitment to every one of our clients is reflected in the rigor and discipline with which we manage investments.

We offer a complete family of mutual funds designed to help investors meet a wide range of financial goals. For more complete information on the fund(s), including investment objective, risks, charges and expenses, please contact your financial advisor or call 800 . 343 . 2898, or visit Evergreeninvestments.com for a free prospectus. Read it carefully before you invest or send money.

*As of December 31, 2003

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fifth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2003, Evergreen Investments was ranked third overall.

564984 rv1   1/2004

Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034

Evergreen Limited Duration Fund

Evergreen Limited Duration Fund: Semiannual Report as of December 31, 2003

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
16	STATEMENT OF ASSETS AND LIABILITIES
17	STATEMENT OF OPERATIONS
18	STATEMENTS OF CHANGES IN NET ASSETS
19	NOTES TO FINANCIAL STATEMENTS
24	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

A description of the Fund's proxy voting policies and procedures is available without charge, upon request, by calling 1.800.343.2898, by visiting our website at EvergreenInvestments.com or by visiting the SEC's website at http://www.sec.gov.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment
Management Company, LLC. Copyright 2004.

Evergreen mutual funds are distributed by Evergreen Distributor, Inc.,
90 Park Avenue, 10th Floor, New York, NY 10016.

LETTER TO SHAREHOLDERS

February 2004

Dennis H. Ferro President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for the Evergreen Limited Duration Fund, which covers the six-month period ended December 31, 2003.

The past six months have reinforced the need for diversification and a long-term outlook perspective on the part of investors. We believe the recent performance in the fixed income and money markets provides a good example of the importance of these investment disciplines. The investment period began as investors in the U.S. financial markets were contending with the investment implications of the war in Iraq and the potential outcomes of changes in fiscal policy. The Federal Reserve was keeping its target interest rate low, and diversified bond investors were enjoying the fruits of strengthening balance sheets and improved credit quality in the corporate sector. Many states and municipalities were struggling, and investors were unsure of the long-term impact of the tax changes on their investments. For many investors, even the "conservative portion" of their investment portfolios had become fraught with uncertainty.

This uncertainty was heightened by the volatility in interest rates. The Federal Reserve had just commented on the "possibility of an unwelcome, substantial fall in inflation" at the conclusion of their monetary policy meeting in May. Many bond investors, convinced the Fed was taking rates to zero, drove yields down to 45-year lows in the U.S. Treasury market. Yet when central bankers reduced their target for the federal funds rate by a less than expected 25 basis points in late June, many fixed income investors became alarmed. These worries were compounded by optimistic GDP forecasts from Fed Chairman Alan Greenspan during congressional banking committee hearings in July. As a result of these events, the yield on the 10-year Treasury rose from a

1

LETTER TO SHAREHOLDERS continued

low of 3.1% in June to 4.6% in late July. The "deflation trade" in bonds had changed from a significant overbought condition to an oversold one in a matter of just six weeks.

In addition to the volatility in the U.S. Treasury market, municipal bond investors had other concerns. For one, the new tax laws, at first glance, posed a potential threat to their market. Yet after careful consideration, the majority of investors became convinced, and we agree, that capital preservation remains a primary, if not dominant, theme for the demand of these securities. A second concern involved the challenging financial condition of many states and local governments. Yet just as these concerns were reaching a crescendo, economic growth picked up significantly during the summer months. Tax receipts quickly rose. Indeed, the federal budget deficit, which was projected to balloon to $450 billion by fiscal year end September, came in at just under $375 billion. And states, whose projected collective deficits were estimated to exceed $70 billion, have now whittled that amount down to less than $20 billion, according to several estimates.

The overall bond market began to stabilize in the fourth quarter as investors became more comfortable with the likelihood that monetary policy makers would keep rates low for the foreseeable future. Fed parlance indicated "monetary policy would remain accommodative for a considerable period." While the majority of economic data dramatically improved in recent months, the Fed continued to deliver this message. Despite the fastest economic growth in almost 20 years, central bankers did not waiver from this theme: rates would remain low until sustainable payroll growth was evident or unless incipient pricing pressures developed in the overall economy.

We continue to believe that in this environment, and over the long-term, diversification within the fixed income markets will play a significant role in the successful performance of investment portfolios. Those investors who

2

LETTER TO SHAREHOLDERS continued

include a variety of fixed income securities within their long-term investment strategies have the potential to continue to balance the risks presented by the markets, while also taking steps to address specific exemption and capital preservation needs.

Please visit our website, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

3

FUND AT A GLANCE

as of December 31, 2003

MANAGEMENT TEAM

David K. Fowley, CFA
Customized Fixed Income Team
Lead Manager

CURRENT INVESTMENT STYLE2

PERFORMANCE AND RETURNS1

Portfolio inception date: 4/30/1994

	Class A	Class B	Class C	Class I	Class IS
Class inception date	3/27/2002	3/27/2002	3/27/2002	11/24/1997	7/28/1998

6-month return with sales charge	-2.79%	-4.90%	-0.95%	N/A	N/A

6-month return w/o sales charge	0.46%	0.04%	0.04%	0.54%	0.41%

Average annual return *

1 year with sales charge	-1.06%	-3.57%	0.38%	N/A	N/A

1 year w/o sales charge	2.24%	1.38%	1.37%	2.39%	2.13%

5 year	4.59%	4.64%	4.97%	5.34%	5.07%

Since portfolio inception	5.32%	5.52%	5.52%	5.72%	5.47%

* Adjusted for maximum applicable sales charge, unless noted.

LONG-TERM GROWTH

Comparison of a $10,000 investment in Evergreen Limited Duration Fund Class A shares,1 versus a similar investment in the Lehman Brothers 1-3 Year Government/Credit Index (LB1-3GCI) and the Consumer Price Index (CPI).

The LB1-3GCI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

4

FUND AT A GLANCE continued

This space left intentionally blank

1 Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, B, C and IS prior to their inception is based on the fund's Class I shares, the original class offered. The historical returns for Classes A, B, C and IS have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.30% for Class A, 0.25% for Class IS and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B, C and IS would have been lower. Historical performance shown for Class I prior to its inception is based on the fund's predecessor common trust fund's (CTF) performance, adjusted for estimated mutual fund expenses. The CTF was not registered under the Investment Company Act of 1940 and was not subject to certain investment restrictions. If the CTF had been registered, its performance might have been adversely affected.

The advisor is reimbursing a portion of the 12b-1 fee for Class A. Had the fee not been reimbursed, returns would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I and IS shares are only available to institutional shareholders with a minimum $1 million investment.

2 Source: Morningstar, Inc.

Morningstar's style box is based on a portfolio date as of 12/31/2003.

The fixed income style box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

U.S. government guarantees apply only to the underlying securities of the fund's portfolio and not to the fund's shares.

All data is as of December 31, 2003, and subject to change.

5

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended December 31, 2003 (unaudited)
		Year Ended June 30,
CLASS A		2003	2002[1,2]
Net asset value, beginning of period	$10.49	$10.45	$10.35
Income from investment operations
Net investment income	0.13	0.37	0.11
Net realized and unrealized gains or losses on securities and futures contracts	-0.09	0.05	0.10
Total from investment operations	0.04	0.42	0.21
Distributions to shareholders from
Net investment income	-0.13	-0.38	-0.11
Net realized gains	-0.04	0	0
Total distributions to shareholders	-0.17	-0.38	-0.11
Net asset value, end of period	$10.36	$10.49	$10.45
Total return[3]	0.46%	4.07%	2.02%
Ratios and supplemental data
Net assets, end of period (thousands)	$5,939	$6,440	$1,195
Ratios to average net assets
Expenses[4]	0.60%[5]	0.51%	0.43%[5]
Net investment income	2.52%[5]	3.30%	4.61%[5]
Portfolio turnover rate	66%	147%	44%

[1]   For the period from March 27, 2002 (commencement of class operations), to June 30, 2002.

[2]   The per share net realized and unrealized gains or losses is not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values for the portfolio.

[3]   Excluding applicable sales charges

[4]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[5]   Annualized

See Notes to Financial Statements

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended December 31, 2003 (unaudited)
		Year Ended June 30,
CLASS B		2003	2002[1,2]
Net asset value, beginning of period	$10.49	$10.45	$10.35
Income from investment operations
Net investment income	0.09	0.28	0.09
Net realized and unrealized gains or losses on securities and futures contracts	-0.09	0.05	0.10
Total from investment operations	0	0.33	0.19
Distributions to shareholders from
Net investment income	-0.09	-0.29	-0.09
Net realized gains	-0.04	0	0
Total distributions to shareholders	-0.13	-0.29	-0.09
Net asset value, end of period	$10.36	$10.49	$10.45
Total return[3]	0.04%	3.17%	1.82%
Ratios and supplemental data
Net assets, end of period (thousands)	$9,291	$8,747	$479
Ratios to average net assets
Expenses[4]	1.41%[5]	1.40%	1.33%[5]
Net investment income	1.71%[5]	2.39%	3.72%[5]
Portfolio turnover rate	66%	147%	44%

[1]   For the period from March 27, 2002 (commencement of class operations), to June 30, 2002.

[2]   The per share net realized and unrealized gains or losses is not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values for the portfolio.

[3]   Excluding applicable sales charges

[4]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[5]   Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended December 31, 2003 (unaudited)
		Year Ended June 30,
CLASS C		2003	2002[1,2]
Net asset value, beginning of period	$10.49	$10.45	$10.35
Income from investment operations
Net investment income	0.09	0.28	0.09
Net realized and unrealized gains or losses on securities and futures contracts	-0.09	0.05	0.10
Total from investment operations	0	0.33	0.19
Distributions to shareholders from
Net investment income	-0.09	-0.29	-0.09
Net realized gains	-0.04	0	0
Total distributions to shareholders	-0.13	-0.29	-0.09
Net asset value, end of period	$10.36	$10.49	$10.45
Total return[3]	0.04%	3.17%	1.82%
Ratios and supplemental data
Net assets, end of period (thousands)	$24,132	$27,444	$2,272
Ratios to average net assets
Expenses[4]	1.41%[5]	1.40%	1.33%[5]
Net investment income	1.71%[5]	2.39%	3.72%[5]
Portfolio turnover rate	66%	147%	44%

[1]   For the period from March 27, 2002 (commencement of class operations), to June 30, 2002.

[2]   The per share net realized and unrealized gains or losses is not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values for the portfolio.

[3]   Excluding applicable sales charges

[4]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[5]   Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended December 31, 2003 (unaudited)
		Year Ended June 30,		Year Ended September 30,
CLASS I		2003	2002[1,2]	2001[2]	2000	1999	1998[2,3]
Net asset value, beginning of period	$10.49	$10.45	$10.55	$10.18	$10.21	$10.52	$10.42
Income from investment operations
Net investment income	0.14	0.37	0.49	0.62	0.67	0.60	0.53
Net realized and unrealized gains or losses on securities and futures contracts	-0.09	0.06	-0.20	0.42	-0.04	-0.29	0.10
Total from investment operations	0.05	0.43	0.29	1.04	0.63	0.31	0.63
Distributions to shareholders from
Net investment income	-0.14	-0.39	-0.39	-0.67	-0.66	-0.60	-0.53
Net realized gains	-0.04	0	0	0	0	-0.02	0
Total distributions to shareholders	-0.18	-0.39	-0.39	-0.67	-0.66	-0.62	-0.53
Net asset value, end of period	$10.36	$10.49	$10.45	$10.55	$10.18	$10.21	$10.52
Total return	0.54%	4.20%	2.82%	10.51%	6.42%	3.07%	6.21%
Ratios and supplemental data
Net assets, end of period (thousands)	$443,180	$445,835	$513,905	$331,219	$282,827	$312,157	$70,810
Ratios to average net assets
Expenses[4]	0.41%[5]	0.39%	0.33%[5]	0.27%	0.30%	0.31%	0.30%[5]
Net investment income	2.71%[5]	3.57%	4.71%[5]	6.06%	6.61%	5.88%	5.97%[5]
Portfolio turnover rate	66%	147%	44%	116%	62%	147%	78%

[1]   For the nine months ended June 30, 2002. The Fund changed its fiscal year end from September 30 to June 30, effective June 30, 2002.

[2]   Net investment income per share is based on average shares outstanding during the period.

[3]   For the period from November 24, 1997 (commencement of class operations), to September 30, 1998.

[4]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[5]   Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended December 31, 2003 (unaudited)[1]
		Year Ended June 30,		Year Ended September 30,
CLASS IS		2003	2002[1,2]	2001[1]	2000	1999	1998[1,3]
Net asset value, beginning of period	$10.49	$10.45	$10.55	$10.18	$10.21	$10.52	$10.41
Income from investment operations
Net investment income	0.13	0.35	0.47	0.59	0.64	0.58	0.11
Net realized and unrealized gains or losses on securities and futures contracts	-0.09	0.05	-0.20	0.42	-0.03	-0.29	0.11
Total from investment operations	0.04	0.40	0.27	1.01	0.61	0.29	0.22
Distributions to shareholders from
Net investment income	-0.13	-0.36	-0.37	-0.64	-0.64	-0.58	-0.11
Net realized gains	-0.04	0	0	0	0	-0.02	0
Total distributions to shareholders	-0.17	-0.36	-0.37	-0.64	-0.64	-0.60	-0.11
Net asset value, end of period	$10.36	$10.49	$10.45	$10.55	$10.18	$10.21	$10.52
Total return	0.41%	3.94%	2.63%	10.24%	6.15%	2.81%	2.12%
Ratios and supplemental data
Net assets, end of period (thousands)	$24,877	$36,522	$32,724	$29,418	$9,148	$1,629	$614
Ratios to average net assets
Expenses[4]	0.66%[5]	0.65%	0.57%[5]	0.52%	0.54%	0.56%	0.55%[5]
Net investment income	2.47%[5]	3.31%	4.47%[5]	5.76%	6.45%	5.67%	5.84%[5]
Portfolio turnover rate	66%	147%	44%	116%	62%	147%	78%

[1]   Net investment income per share is based on average shares outstanding during the period.

[2]   For the nine months ended June 30, 2002. The Fund changed its fiscal year end from September 30 to June 30, effective June 30, 2002.

[3]   For the period from July 28, 1998 (commencement of class operations), to September 30, 1998.

[4]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[5]   Annualized

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

December 31, 2003  (unaudited)

	Credit Rating (v)	Principal Amount	Value

ASSET-BACKED SECURITIES 7.3%
Capital One Auto Finance Trust, Ser. 2002-A, Class A4, 4.79%,
01/15/2009	AAA	$5,000,000	$ 5,202,503
Capital One Master Trust, Ser. 2001-3, 5.45%, 03/16/2009	AAA	5,000,000	5,292,650
Chase Credit Card Owner Trust, Ser. 1999-3, Class A, 6.66%,
01/15/2007	AAA	5,000,000	5,169,616
Chase Manhattan Auto Owner Trust, Ser. 2001-B, Class A4, 3.80%,
05/15/2008	AAA	3,750,000	3,839,936
Diversified REIT Trust, Ser. 1999-1, Class A, 6.78%, 09/18/2007 144A	Aaa	4,916,667	5,323,791
Empire Funding Home Loan Owner Trust, Class M2, 7.43%,
06/25/2024	A	1,808,738	1,863,171
Oakwood Mtge. Investors, Inc., Ser. 1996-C, Class A5, 7.35%,
04/15/2027	AAA	3,037,173	3,171,708
Residential Funding Mtge. Securities:
Ser. 2001-RS1, Class A14, 7.01%, 03/25/2031	AAA	4,082,044	4,209,608
Ser. 2002-RS6, Class A12, 3.21%, 11/25/2023	AAA	2,903,388	2,908,832
Total Asset-Backed Securities			36,981,815
COLLATERALIZED MORTGAGE OBLIGATIONS 8.4%
Banc America, Inc., Ser. 2001-7, 1.94%, 01/27/2006 144A (h)	AA	3,500,000	3,480,859
Bank America Mortgage Securities, Inc.:
Ser. 2002-1, Class A1, 3.63%, 10/11/2033 144A	AAA	3,427,135	3,478,295
Ser. 2002-E, Class A1, 6.99%, 06/20/2031	AAA	344,288	356,125
Deutsche Mtge. & Asset Receiving Corp., Ser. 1998-C1, Class A1,
6.22%, 06/15/2031	Aaa	578,796	586,172
FHLMC, Ser. 1916, Class PB, 6.50%, 08/15/2011	AAA	691,253	715,512
GE Capital Corp. MTN, Ser. 03-A1, Class A1, 2.85%,
01/30/2006 (p)	AAA	6,000,000	6,088,854
GE Capital Mtge. Svcs., Inc., Ser. 02-A2, Class A1, 3.35%,
08/11/2036	AAA	4,890,440	4,971,655
GMAC Mtge. Corp. Loan Trust, Ser. 1999-J1, Class B1, 6.75%,
08/25/2029	NR	1,339,854	1,339,210
Greenwich Capital Acceptance, Inc., Ser. 2001-ZC1A, Class A,
6.36%, 06/14/2006 144A (h)	A+	2,912,756	3,005,600
Midland Bank Plc, Ser. 1997-C23, Class A1, 7.625%, 06/15/2006	A+	1,500,000	1,687,951
Midland Realty Acceptance Corp., Ser. 1996-C2, Class A2, 7.233%,
01/25/2029	Aaa	2,743,171	2,998,206
Morgan Stanley Capital I, Inc., Ser. 1997-ALIC, Class B, 6.71%,
01/15/2006	Aaa	1,955,367	2,026,034
PNC Mtge. Securities Corp.:
Ser. 1998-12, Class CB1, 6.75%, 01/25/2029	NR	1,364,781	1,412,286
Ser. 1999-1, Class CB2, 6.78%, 03/25/2029	NR	2,919,783	2,985,209
Residential Funding Mtge. Securities:
Ser. 1995-J4, Class 1, 6.76%, 05/28/2025 144A (h)	AAA	1,141,746	1,152,450
Ser. 1998, Class M2, 6.75%, 07/25/2028	NR	2,230,288	2,229,217
Salomon Brothers Mortgage Securities, Inc., Ser. 1, Class M, 2.01%,
11/15/2029	AAA	4,000,000	4,039,307
Total Collateralized Mortgage Obligations			42,552,942
See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

December 31, 2003  (unaudited)

	Credit Rating (v)	Principal Amount	Value

CORPORATE BONDS 38.3%
CONSUMER DISCRETIONARY 6.3%
Automobiles 1.0%
General Motors Corp., 6.25%, 05/01/2005	BBB	$5,000,000	$ 5,228,215
Media 5.3%
Clear Channel Communications, Inc., 3.125%, 02/01/2007	BBB-	5,000,000	5,016,670
Cox Communications, Inc., 6.875%, 06/15/2005	BBB	5,200,000	5,563,064
Lenfest Communications, Inc., 8.375%, 11/01/2005	BBB	5,000,000	5,513,265
Liberty Media Corp., 3.50%, 09/25/2006	BBB-	5,000,000	5,028,870
Time Warner, Inc., 8.18%, 08/15/2007	BBB+	5,000,000	5,794,745
26,916,614
CONSUMER STAPLES 1.0%
Beverages 1.0%
Bottling Group LLC, 2.45%, 10/16/2006 (p)	A	5,000,000	4,981,160
FINANCIALS 20.4%
Capital Markets 4.9%
Bear Stearns Companies, Inc., MTN, 7.33%, 10/28/2004	A	3,500,000	3,666,383
Credit Suisse First Boston USA, Inc., 5.875%, 08/01/2006 (p)	A+	4,000,000	4,320,320
J.P. Morgan Chase & Co., 5.625%, 08/15/2006 (p)	A+	6,000,000	6,453,336
Merrill Lynch & Co., Inc.:
2.47%, 03/10/2006	A+	1,115,000	1,124,024
MTN, Ser. B, 4.54%, 03/08/2005	A+	4,000,000	4,138,956
Morgan Stanley Dean Witter & Co., 7.75%, 06/15/2005 (p)	A+	5,000,000	5,428,905
25,131,924
Commercial Banks 4.0%
Bayerische Landesbank, 2.60%, 10/16/2006	AAA	5,000,000	5,020,440
Capital One Bank, 8.25%, 06/15/2005	BBB-	5,000,000	5,410,550
Fifth Third Bank, 6.75%, 07/15/2005	A+	4,500,000	4,835,758
Suntrust Bank, Inc., 2.50%, 11/01/2006	AA-	5,000,000	5,013,520
20,280,268
Consumer Finance 4.6%
Deere John Capital Corp. MTN, 3.125%, 12/15/2005 (p)	A-	5,000,000	5,101,190
Ford Motor Credit Co., 6.875%, 02/01/2006	BBB-	5,000,000	5,339,125
MBNA Corp. MTN, 6.50%, 06/20/2006 144A	BBB+	1,000,000	1,089,409
Reed Elsevier Capital, Inc., 6.125%, 08/01/2006	A-	5,000,000	5,450,790
Regions Bank of Alabama, 2.90%, 12/15/2006	A+	6,435,000	6,535,650
23,516,164
Diversified Financial Services 1.8%
Household Finance Corp., 7.875%, 03/01/2007	A	3,500,000	4,002,555
National Rural Utilities Cooperative Finance, 3.00%, 02/15/2006	A+	5,000,000	5,065,015
9,067,570
Insurance 2.8%
Allstate Corp., 7.875%, 05/01/2005	A+	5,400,000	5,827,486
American General Financial Corp., 6.75%, 11/15/2004	A+	3,500,000	3,655,557
American International Group, Inc., 2.85%, 12/01/2005 (p)	AAA	4,500,000	4,570,020
14,053,063
See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

December 31, 2003  (unaudited)

	Credit Rating (v)	Principal Amount	Value

CORPORATE BONDS continued
FINANCIALS continued
Real Estate 1.2%
EOP Operating, Ltd., 8.375%, 03/15/2006	BBB+	$ 5,370,000	$ 6,016,027
Thrifts & Mortgage Finance 1.1%
Washington Mutual, Inc., 8.25%, 06/15/2005	A-	5,200,000	5,674,375
HEALTH CARE 1.8%
Health Care Equipment & Supplies 0.6%
Boston Scientific Corp., 6.625%, 03/15/2005	A-	3,050,000	3,224,695
Health Care Providers & Services 1.2%
Humana, Inc., 7.25%, 08/01/2006	BBB	5,000,000	5,466,315
Quest Diagnostics, Inc., 6.75%, 07/12/2006 (p)	BBB	420,000	459,260
5,925,575
INDUSTRIALS 2.0%
Industrial Conglomerates 2.0%
Textron Financial Corp.:
2.69%, 10/03/2006	A-	4,500,000	4,472,626
2.75%, 06/01/2006 (p)	A-	430,000	429,360
Tyco International Group SA, 6.375%, 02/15/2006	BBB-	5,000,000	5,350,000
10,251,986
MATERIALS 1.1%
Paper & Forest Products 1.1%
Weyerhaeuser Co., 6.00%, 08/01/2006	BBB	5,000,000	5,357,185
TELECOMMUNICATION SERVICES 3.3%
Diversified Telecommunication Services 2.2%
GTE Corp., 6.36%, 04/15/2006	A+	5,390,000	5,841,963
Sprint Capital Corp., 7.90%, 03/15/2005 (p)	BBB-	5,000,000	5,328,180
11,170,143
Wireless Telecommunications Services 1.1%
AT&T Wireless Services, Inc., 7.35%, 03/01/2006	BBB	5,000,000	5,470,940
UTILITIES 2.4%
Electric Utilities 2.4%
Dominion Resources, Inc., 7.625%, 07/15/2005	BBB+	5,000,000	5,403,695
Progress Energy, Inc., 6.75%, 03/01/2006	BBB-	6,000,000	6,508,824
11,912,519
Total Corporate Bonds			194,178,423
MORTGAGE-BACKED SECURITIES 13.5%
FHLMC, 6.50%, 07/01/2004	AAA	132,031	133,132
FNMA:
2.625%, 11/15/2006 (p)	AAA	15,000,000	15,040,890
6.50%, 09/01/2005-08/01/2010	AAA	200,512	209,017
7.125%, 02/15/2005	AAA	5,000,000	5,317,505
See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

December 31, 2003  (unaudited)

	Credit Rating (v)	Principal Amount	Value

MORTGAGE-BACKED SECURITIES continued
GNMA:
6.50%, 12/15/2008-10/15/2010	AAA	$ 210,472	$ 225,022
8.00%, 08/15/2007	AAA	1,014	1,085
8.50%, 06/20/2005-09/20/2005	AAA	31,297	32,680
9.00%, 03/20/2005-08/15/2022	AAA	222,946	248,537
10.00%, 03/20/2004	AAA	46	47
14.00%, 02/15/2012-06/15/2012	AAA	444,384	524,538
Class A, 2.75%, 06/16/2021	AAA	6,738,146	6,747,393
FHLMC:
1.50%, 08/15/2005	AAA	5,000,000	4,983,925
2.375%, 04/15/2006 (p)	AAA	5,000,000	5,022,505
2.875%, 12/15/2006 (p)	AAA	5,000,000	5,039,390
FNMA, 2.25%, 05/15/2006 (p)	AAA	25,000,000	25,014,225
Total Mortgage-Backed Securities			68,539,891
U.S. GOVERNMENT & AGENCY OBLIGATIONS 10.0%
FFCB, 2.125%, 08/15/2005	AAA	5,000,000	5,030,845
FHLB:
1.875%, 06/15/2006 (p)	AAA	23,000,000	22,798,405
2.50%, 12/15/2005 (p)	AAA	6,500,000	6,577,259
4.125%, 01/14/2005	AAA	8,500,000	8,742,760
5.125%, 03/06/2006	AAA	7,000,000	7,451,248
Total U.S. Government & Agency Obligations			50,600,517
U.S. TREASURY OBLIGATIONS 16.3%
U.S. Treasury Notes:
1.50%, 07/31/2005 (p)	AAA	30,000,000	29,985,960
1.625%, 10/31/2005 (f)	AAA	25,000	24,969
1.75%, 12/31/2004 (f)	AAA	400,000	402,141
1.875%, 11/30/2005 (p)	AAA	5,000,000	5,010,940
2.00%, 08/31/2005 (p)	AAA	10,000,000	10,067,580
2.125%, 10/31/2004 (p)	AAA	5,000,000	5,040,430
2.375%, 08/15/2006 (p)	AAA	10,000,000	10,057,040
2.625%, 11/15/2006 (p)	AAA	20,000,000	20,182,820
5.75%, 11/15/2005 (p)	AAA	2,000,000	2,147,970
Total U.S. Treasury Obligations			82,919,850
YANKEE OBLIGATIONS - CORPORATE 4.1%
FINANCIALS 0.8%
Commercial Banks 0.8%
Abbey National plc, 6.69%, 10/17/2005	A+	4,000,000	4,327,860
TELECOMMUNICATION SERVICES 3.3%
Diversified Telecommunication Services 3.3%
British Telecommunications plc, 7.875%, 12/15/2005 (p)	A-	5,000,000	5,513,080
France Telecom SA, 7.20%, 03/01/2006	BBB	5,000,000	5,588,310
Telefonos de Mexico, 8.25%, 01/26/2006	BBB-	5,000,000	5,537,900
16,639,290
Total Yankee Obligations - Corporate			20,967,150
See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

December 31, 2003  (unaudited)

	Shares	Value

MUTUAL FUND SHARES 0.9%
PIMCO High Income Fund	296,222	$ 4,452,217

	Principal Amount	Value

SHORT-TERM INVESTMENTS 28.3%
COMMERCIAL PAPER 0.0%
Suntrust Bank, Inc., 1.00%, 08/04/2004	$ 200,000	199,917

	Shares	Value

MUTUAL FUND SHARES 28.3%
Evergreen Institutional Money Market Fund (o)	2,579,177	2,579,177
Navigator Prime Portfolio (pp)	141,186,100	141,186,100
143,765,277
Total Short-Term Investments		143,965,194
Total Investments (cost $642,805,049) 127.1%		645,157,999
Other Assets and Liabilities (27.1%)		(137,739,137)
Net Assets 100.0%		$ 507,418,862

(f)	All or a portion of the principal amount of security was pledged to cover initial margin requirements for open futures contracts.
144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees.
(p)	All or a portion of this security is on loan.
(pp)	Represents investment of cash collateral received from securities on loan.
(h)	No market quotation available. Valued at fair value as determined in good faith under procedures established by the Board of Trustees.
(v)	Credit ratings are unaudited and rated by Moody's Investors Service where Standard and Poor's ratings are not available.
(o)	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations:
FFCB	Federal Farm Credit Bank	GNMA	Government National Mortgage Association
FHLB	Federal Home Loan Bank	MTN	Medium Term Note
FHLMC	Federal Home Loan Mortgage Corp.	REIT	Real Estate Investment Trust
FNMA	Federal National Mortgage Association
See Notes to Financial Statements

15

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2003  (unaudited)

Assets
Identified cost of securities	$ 642,805,049
Net unrealized gains on securities	2,352,950

Market value of securities	645,157,999
Principal paydown receivable	18,830
Receivable for Fund shares sold	1,624,825
Interest receivable	4,874,664
Receivable for securities lending income	11,344
Prepaid expenses and other assets	46,894

Total assets	651,734,556

Liabilities
Dividends payable	773,370
Payable for securities purchased	1,947,641
Payable for Fund shares redeemed	330,412
Payable for securities on loan	141,186,100
Payable for daily variation margin on open futures contracts	17,500
Advisory fee payable	6,073
Distribution Plan expenses payable	1,742
Due to other related parties	2,760
Accrued expenses and other liabilities	50,096

Total liabilities	144,315,694

Net assets	$ 507,418,862

Net assets represented by
Paid-in capital	$ 505,869,847
Overdistributed net investment income	(861,392)
Accumulated net realized gains on securities and futures contracts	51,594
Net unrealized gains on securities and futures contracts	2,358,813

Total net assets	$ 507,418,862

Net assets consists of
Class A	$ 5,938,959
Class B	9,291,036
Class C	24,131,775
Class I	443,180,258
Class IS	24,876,834

Total net assets	$ 507,418,862

Shares outstanding
Class A	573,384
Class B	897,024
Class C	2,329,836
Class I	42,788,222
Class IS	2,401,814

Net asset value per share
Class A	$ 10.36
Class A -- Offering price (based on sales charge of 3.25%)	$ 10.71
Class B	$ 10.36
Class C	$ 10.36
Class C -- Offering price (based on sales charge of 1.00%)	$ 10.46
Class I	$ 10.36
Class IS	$ 10.36

See Notes to Financial Statements

16

STATEMENT OF OPERATIONS

Six Months Ended December 31, 2003  (unaudited)

Investment income
Interest	$ 8,226,451

Expenses
Advisory fee	580,053
Distribution Plan expenses
Class A	9,035
Class B	46,602
Class C	132,095
Class IS	38,618
Administrative services fee	263,660
Transfer agent fees	53,764
Trustees' fees and expenses	3,639
Printing and postage expenses	21,593
Custodian fees	73,804
Registration and filing fees	60,137
Professional fees	10,157
Other	15,461

Total expenses	1,308,618
Less: Expense reductions	(2,289)
Expense reimbursements	(3,349)

Net expenses	1,302,980

Net investment income	6,923,471

Net realized and unrealized gains or losses on securities and futures contracts
Net realized gains or losses on:
Securities	(449,390)
Futures contracts	796,388

Net realized gains on securities and futures contracts	346,998
Net change in unrealized gains or losses on securities and futures contracts	(4,471,311)

Net realized and unrealized gains or losses on securities and futures contracts	(4,124,313)

Net increase in net assets resulting from operations	$ 2,799,158

See Notes to Financial Statements

17

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	December 31, 2003		Year Ended
	(unaudited)		June 30, 2003

Operations
Net investment income		$ 6,923,471		$ 18,765,487
Net realized gains or losses on securities and futues contracts		346,998		4,607,588
Net change in unrealized gains or losses on securities and futures contracts		(4,471,311)		(1,969,024)

Net increase in net assets resulting from operations		2,799,158		21,404,051

Distributions to shareholders from
Net investment income
Class A		(77,058)		(159,508)
Class B		(80,773)		(154,454)
Class C		(229,568)		(500,460)
Class I		(6,221,972)		(17,648,302)
Class IS		(386,267)		(1,311,282)
Net realized gains
Class A		(24,584)		0
Class B		(38,588)		0
Class C		(101,278)		0
Class I		(1,849,119)		0
Class IS		(107,329)		0

Total distributions to shareholders		(9,116,536)		(19,774,006)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	323,310	3,366,370	1,044,950	10,938,076
Class B	189,011	1,963,012	925,679	9,683,002
Class C	323,060	3,362,832	2,790,396	29,185,201
Class I	11,716,519	121,739,822	23,651,660	247,344,894
Class IS	279,366	2,900,732	2,415,462	25,268,775

		133,332,768		322,419,948

Net asset value of shares issued in reinvestment of distributions
Class A	6,669	69,129	11,709	122,517
Class B	7,986	82,734	10,769	112,644
Class C	21,774	225,585	35,499	371,340
Class I	239,489	2,481,921	362,292	3,790,504
Class IS	37,747	391,370	87,817	918,781

		3,250,739		5,315,786

Automatic conversion of Class B shares to Class A shares
Class A	3,362	34,914	6,141	64,157
Class B	(3,362)	(34,914)	(6,141)	(64,157)

		0		0

Payment for shares redeemed
Class A	(374,116)	(3,895,869)	(562,928)	(5,874,157)
Class B	(130,738)	(1,357,516)	(142,045)	(1,484,223)
Class C	(632,100)	(6,566,991)	(426,109)	(4,459,746)
Class I	(11,682,193)	(121,483,201)	(30,656,188)	(320,699,926)
Class IS	(1,398,065)	(14,531,149)	(2,150,576)	(22,435,723)

		(147,834,726)		(354,953,775)

Net decrease in net assets resulting from capital share transactions		(11,251,219)		(27,218,041)

Total decrease in net assets		(17,568,597)		(25,587,996)
Net assets
Beginning of period		524,987,459		550,575,455

End of period		$ 507,418,862		$ 524,987,459

Overdistributed net investment income		$ (861,392)		$ (789,225)

See Notes to Financial Statements

18

NOTES TO FINANCIAL STATEMENTS  (unaudited)

1. ORGANIZATION

Evergreen Limited Duration Fund (the "Fund") is a diversified series of Evergreen Select Fixed Income Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class B, Class C, Institutional ("Class I") and Institutional Service ("Class IS") shares. Class A shares are sold with a front-end sales charge and pay an ongoing distribution fee. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold with a front-end sales charge and are subject to a contingent deferred sales charge that is payable upon redemption within one year after the month of purchase. Both Class B and Class C shares pay a higher ongoing distribution fee than Class A and Class IS. Class I and Class IS shares are sold without a front-end sales charge or contingent deferred sales charge; however, Class IS shares pay an ongoing distribution fee. Class I shares do not pay a distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are valued at prices obtained from an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Futures contracts

In order to gain exposure to or protect against changes in security values, the Fund may buy and sell futures contracts. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

19

NOTES TO FINANCIAL STATEMENTS  (unaudited)  continued

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts.

c. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan, including accrued interest. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

d. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

e. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

f. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

g. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee of 0.22% of the Fund's average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For any fee waivers and/or reimbursements made

20

NOTES TO FINANCIAL STATEMENTS  (unaudited)  continued

after January 1, 2003, EIMC may recoup any amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made. During the six months ended December 31, 2003, EIMC reimbursed expenses relating to Class A shares in the amount of $3,349 which represents 0.11% of the average daily net assets of Class A shares (on an annualized basis). Total amounts subject to recoupment as of December 31, 2003 were $6,092.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

Evergreen Distributor, Inc. ("EDI"), a wholly-owned subsidiary of BISYS Fund Services, Inc., serves as principal underwriter to the Fund.

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.25% for Class IS, 0.30% for Class A and 1.00% for Class B and Class C.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows for the six months ended December 31, 2003:

Cost of Purchases		Proceeds from Sales

U.S.	Non-U.S.	U.S.	Non-U.S.
Government	Government	Government	Government

$ 175,546,779	$ 165,844,216	$ 128,146,314	$ 202,512,549

At December 31, 2003, the Fund had open futures contracts outstanding as follows:

		Initial Contract	Value at	Unrealized
Expiration	Contracts	Amount	December 31, 2003	Gain

March 31, 2004	140 5-Year U.S. Treasury Note Futures	$ 15,633,363	$ 15,627,500	$ 5,863

During the six months ended December 31, 2003, the Fund loaned securities to certain brokers. At December 31, 2003, the value of securities on loan and the value of collateral (including accrued interest) amounted to $138,708,032 and $141,186,100, respectively. During the six

21

NOTES TO FINANCIAL STATEMENTS  (unaudited)  continued

months ended December 31, 2003, the Fund earned $86,282 in income from securities lending which is included in interest income on the Statement of Operations.

On December 31, 2003, the aggregate cost of securities for federal income tax purposes was $642,805,049. The gross unrealized appreciation and depreciation on securities based on tax cost was $3,833,512 and $1,480,562, respectively, with a net unrealized appreciation/depreciation of $2,352,950.

For income tax purposes, capital losses incurred after October 31 within the Fund's fiscal year are deemed to arise on the first business day of the following fiscal year. As of June 30, 2003, the Fund incurred and elected to defer post-October losses of $389,781.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the six months ended December 31, 2003, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each Fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended December 31, 2003 the Fund had no borrowings under this agreement.

22

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23

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Director, The Francis Ouimet Society; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice); Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Managing Partner, Roscommon Capital Corp.; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Chairman, Gifford, Drescher & Associates (environmental consulting); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Former Director of Phoenix Total Return Fund and Equifax, Inc. (worldwide information management); Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Principal occupations: Sales Manager, SMI STEEL Co. - South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None	Principal occupations: President, Richardson, Runden & Company (recruitment business development/consulting company); Managing Director, Kennedy Information, Inc. (executive recruitment information and research company); Trustee, NDI Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Columnist, Commerce and Industry Association of New Jersey; Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

24

TRUSTEES AND OFFICERS continued

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director of Hartford Hospital, Old State House Association; Trustee, Greater Hartford YMCA; Former Director of Enhance Financial Services, Inc.; Former Director of CTG Resources, Inc. (natural gas); Former Director, Middlesex Mutual Assurance Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Principal occupations: Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Chief Investment Officer, Executive Vice President and Head of Capital Management Group, First Union National Bank; Former Consultant to the Boards of Trustees of the Evergreen funds; Former Member, New York Stock Exchange; Former Trustee, Mentor Funds and Cash Resource Trust.

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003	President and Chief Executive Officer, Evergreen Investment Company, Inc.; President and Chief Investment Officer, Evergreen Investment Management Company, LLC and Executive Vice President, Wachovia Bank, N.A.

Carol Kosel[4] Treasurer DOB: 12/25/1963 Term of office since: 1999	Senior Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000	Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation; Former Senior Vice President and General Counsel, Colonial Management Associates, Inc.; Former Vice President and Counsel, Colonial Management Associates, Inc.

[1] Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. The address of each Trustee is 200 Berkeley Street, Boston, MA 02116. Each Trustee oversees 93 Evergreen funds.

[2] Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

[3] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

[4] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

25

Investments that stand the test of time

Year in and year out, Evergreen Investments seeks to provide each client with sound, time-tested investment strategies designed for sustainable long-term success. With over $248.2 billion* in assets under management, we manage diverse investments from institutional portfolios to mutual funds, variable annuities to retirement plans, alternative investments to private accounts. Our commitment to every one of our clients is reflected in the rigor and discipline with which we manage investments.

We offer a complete family of mutual funds designed to help investors meet a wide range of financial goals. For more complete information on the fund(s), including investment objective, risks, charges and expenses, please contact your financial advisor or call 800 . 343 . 2898, or visit Evergreeninvestments.com for a free prospectus. Read it carefully before you invest or send money.

*As of December 31, 2003

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fifth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2003, Evergreen Investments was ranked third overall.

564985 rv1   1/2004

Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034

Evergreen Short Intermediate Bond Fund

Evergreen Short Intermediate Bond Fund: Semiannual Report as of December 31, 2003

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
18	STATEMENT OF ASSETS AND LIABILITIES
19	STATEMENT OF OPERATIONS
20	STATEMENTS OF CHANGES IN NET ASSETS
22	NOTES TO FINANCIAL STATEMENTS
28	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

A description of the Fund's proxy voting policies and procedures is available without charge, upon request, by calling 1.800.343.2898, by visiting our website at EvergreenInvestments.com or by visiting the SEC's website at http://www.sec.gov.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment
Management Company, LLC. Copyright 2004.

Evergreen mutual funds are distributed by Evergreen Distributor, Inc.,
90 Park Avenue, 10th Floor, New York, NY 10016.

LETTER TO SHAREHOLDERS

February 2004

Dennis H. Ferro President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for the Evergreen Short Intermediate Bond Fund, which covers the six-month period ended December 31, 2003.

The past six months have reinforced the need for diversification and a long-term outlook perspective on the part of investors. We believe the recent performance in the fixed income and money markets provides a good example of the importance of these investment disciplines. The investment period began as investors in the U.S. financial markets were contending with the investment implications of the war in Iraq and the potential outcomes of changes in fiscal policy. The Federal Reserve was keeping its target interest rate low, and diversified bond investors were enjoying the fruits of strengthening balance sheets and improved credit quality in the corporate sector. Many states and municipalities were struggling, and investors were unsure of the long-term impact of the tax changes on their investments. For many investors, even the "conservative portion" of their investment portfolios had become fraught with uncertainty.

This uncertainty was heightened by the volatility in interest rates. The Federal Reserve had just commented on the "possibility of an unwelcome, substantial fall in inflation" at the conclusion of their monetary policy meeting in May. Many bond investors, convinced the Fed was taking rates to zero, drove yields down to 45-year lows in the U.S. Treasury market. Yet when central bankers reduced their target for the federal funds rate by a less than expected 25 basis points in late June, many fixed income investors became alarmed. These worries were compounded by optimistic GDP forecasts from Fed Chairman Alan Greenspan during congressional banking committee hearings in July. As a result of these events, the yield on the 10-year Treasury rose from a

1

LETTER TO SHAREHOLDERS continued

low of 3.1% in June to 4.6% in late July. The "deflation trade" in bonds had changed from a significant overbought condition to an oversold one in a matter of just six weeks.

In addition to the volatility in the U.S. Treasury market, municipal bond investors had other concerns. For one, the new tax laws, at first glance, posed a potential threat to their market. Yet after careful consideration, the majority of investors became convinced, and we agree, that capital preservation remains a primary, if not dominant, theme for the demand of these securities. A second concern involved the challenging financial condition of many states and local governments. Yet just as these concerns were reaching a crescendo, economic growth picked up significantly during the summer months. Tax receipts quickly rose. Indeed, the federal budget deficit, which was projected to balloon to $450 billion by fiscal year end September, came in at just under $375 billion. And states, whose projected collective deficits were estimated to exceed $70 billion, have now whittled that amount down to less than $20 billion, according to several estimates.

The overall bond market began to stabilize in the fourth quarter as investors became more comfortable with the likelihood that monetary policy makers would keep rates low for the foreseeable future. Fed parlance indicated "monetary policy would remain accommodative for a considerable period." While the majority of economic data dramatically improved in recent months, the Fed continued to deliver this message. Despite the fastest economic growth in almost 20 years, central bankers did not waiver from this theme: rates would remain low until sustainable payroll growth was evident or unless incipient pricing pressures developed in the overall economy.

We continue to believe that in this environment, and over the long-term, diversification within the fixed income markets will play a significant role in the successful performance of investment portfolios. Those investors who

2

LETTER TO SHAREHOLDERS continued

include a variety of fixed income securities within their long-term investment strategies have the potential to continue to balance the risks presented by the markets, while also taking steps to address specific exemption and capital preservation needs.

Please visit our website, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

3

FUND AT A GLANCE

as of December 31, 2003

MANAGEMENT TEAM

Tattersall Advisory Group, Inc.

CURRENT INVESTMENT STYLE2

PERFORMANCE AND RETURNS1

Portfolio inception date: 3/31/1977

	Class A	Class B	Class C	Class I	Class IS
Class inception date	6/5/2002	6/5/2002	6/5/2002	11/24/1997	3/9/1998

6-month return with sales charge	-3.43%	-5.55%	-1.64%	N/A	N/A

6-month return w/o sales charge	-0.23%	-0.67%	-0.67%	-0.16%	-0.29%

Average annual return*

1 year with sales charge	0.51%	-1.98%	2.00%	N/A	N/A

1 year w/o sales charge	3.91%	3.00%	3.00%	4.03%	3.77%

5 year	5.91%	5.99%	6.31%	6.64%	6.38%

10 year	5.89%	6.10%	6.10%	6.27%	6.00%

* Adjusted for maximum applicable sales charge, unless noted.

LONG-TERM GROWTH

Comparison of a $10,000 investment in Evergreen Short Intermediate Bond Fund Class A shares,1 versus a similar investment in the Lehman Brothers Intermediate Government/Credit Index (LBIGCI) and the Consumer Price Index (CPI).

The LBIGCI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

4

FUND AT A GLANCE continued

This space left intentionally blank

1 Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, B, C and IS prior to their inception is based on the fund's Class I shares, the original class offered. The historical returns for Classes A, B, C and IS have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.30% for Class A, 0.25% for Class IS and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B, C and IS would have been lower. Historical performance shown for Class I prior to its inception is based on the fund's predecessor common trust fund's (CTF) performance, adjusted for estimated mutual fund expenses. The CTF was not registered under the Investment Company Act of 1940 and was not subject to certain investment restrictions. If the CTF had been registered, its performance might have been adversely affected.

The advisor is reimbursing a portion of the 12b-1 fee for Class A. Had the fee not been reimbursed, returns would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I and IS shares are only available to institutional shareholders with a minimum $1 million investment.

2 Source: Morningstar, Inc.

Morningstar's style box is based on a portfolio date as of 12/31/2003.

The fixed income style box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

Funds that invest in high yield, lower-rated bonds may contain more risk due to the increased possibility of default.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

U.S. government guarantees apply only to the underlying securities of the fund's portfolio and not to the fund's shares.

All data is as of December 31, 2003, and subject to change.

5

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended December 31, 2003 (unaudited)
		Year Ended June 30,
CLASS A		2003	2002[1]
Net asset value, beginning of period	$6.33	$6.01	$6.01
Income from investment operations
Net investment income	0.13	0.27	0.02
Net realized and unrealized gains or losses on securities	-0.14	0.34	0
Total from investment operations	-0.01	0.61	0.02
Distributions to shareholders from
Net investment income	-0.13	-0.27	-0.02
Net realized gains	-0.01	-0.02	0
Total distributions to shareholders	-0.14	-0.29	-0.02
Net asset value, end of period	$6.18	$6.33	$6.01
Total return[2]	-0.23%	10.42%	0.33%
Ratios and supplemental data
Net assets, end of period (thousands)	$92,404	$93,989	$75,418
Ratios to average net assets
Expenses[3]	0.74%[4]	0.67%	0.67%[4]
Net investment income	4.05%[4]	4.35%	4.85%[4]
Portfolio turnover rate	76%	132%	138%

[1]   For the period from June 5, 2002 (commencement of class operations), to June 30, 2002.

[2]   Excluding applicable sales charges

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[4]   Annualized

See Notes to Financial Statements

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended December 31, 2003 (unaudited)
		Year Ended June 30,
CLASS B		2003	2002[1]
Net asset value, beginning of period	$6.33	$6.01	$6.01
Income from investment operations
Net investment income	0.10	0.21	0.02
Net realized and unrealized gains or losses on securities	-0.14	0.35	0
Total from investment operations	-0.04	0.56	0.02
Distributions to shareholders from
Net investment income	-0.10	-0.22	-0.02
Net realized gains	-0.01	-0.02	0
Total distributions to shareholders	-0.11	-0.24	-0.02
Net asset value, end of period	$6.18	$6.33	$6.01
Total return[2]	-0.67%	9.45%	0.28%
Ratios and supplemental data
Net assets, end of period (thousands)	$16,770	$21,249	$16,801
Ratios to average net assets
Expenses[3]	1.60%[4]	1.57%	1.57%[4]
Net investment income	3.20%[4]	3.45%	3.94%[4]
Portfolio turnover rate	76%	132%	138%

[1]   For the period from June 5, 2002 (commencement of class operations), to June 30, 2002.

[2]   Excluding applicable sales charges

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[4]   Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended December 31, 2003 (unaudited)
		Year Ended June 30,
CLASS C		2003	2002[1]
Net asset value, beginning of period	$6.33	$6.01	$6.01
Income from investment operations
Net investment income	0.10	0.21	0.02
Net realized and unrealized gains or losses on securities	-0.14	0.35	0
Total from investment operations	-0.04	0.56	0.02
Distributions to shareholders from
Net investment income	-0.10	-0.22	-0.02
Net realized gains	-0.01	-0.02	0
Total distributions to shareholders	-0.11	-0.24	-0.02
Net asset value, end of period	$6.18	$6.33	$6.01
Total return[2]	-0.67%	9.45%	0.28%
Ratios and supplemental data
Net assets, end of period (thousands)	$34,492	$39,936	$28,833
Ratios to average net assets
Expenses[3]	1.60%[4]	1.57%	1.57%[4]
Net investment income	3.20%[4]	3.44%	3.94%[4]
Portfolio turnover rate	76%	132%	138%

[1]   For the period from June 5, 2002 (commencement of class operations), to June 30, 2002.

[2]   Excluding applicable sales charges

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[4]   Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended December 31, 2003 (unaudited)
		Year Ended June 30,		Year Ended September 30,
CLASS I		2003	2002[1]	2001	2000	1999	1998[2]
Net asset value, beginning of period	$6.33	$6.01	$6.18	$5.83	$5.82	$6.12	$5.96
Income from investment operations
Net investment income	0.13	0.28	0.24	0.36	0.37	0.35	0.31
Net realized and unrealized gains or losses on securities and foreign currency related transactions	-0.14	0.34	-0.03	0.35	0.01	-0.30	0.16
Total from investment operations	-0.01	0.62	0.21	0.71	0.38	0.05	0.47
Distributions to shareholders from
Net investment income	-0.13	-0.28	-0.23	-0.36	-0.37	-0.35	-0.31
Net realized gains	-0.01	-0.02	-0.15	0	0	0	0
Total distributions to shareholders	-0.14	-0.30	-0.38	-0.36	-0.37	-0.35	-0.31
Net asset value, end of period	$6.18	$6.33	$6.01	$6.18	$5.83	$5.82	$6.12
Total return	-0.16%	10.54%	3.63%	12.49%	6.82%	0.84%	8.06%
Ratios and supplemental data
Net assets, end of period (thousands)	$1,119,380	$1,149,953	$822,835	$513,230	$554,432	$590,927	$668,907
Ratios to average net assets
Expenses[3]	0.60%[4]	0.57%	0.57%[4]	0.56%	0.52%	0.49%	0.52%[4]
Net investment income	4.20%[4]	4.44%	5.17%[4]	5.96%	6.52%	5.86%	5.99%[4]
Portfolio turnover rate	76%	132%	138%	187%	37%	63%	46%

[1]   For the nine months ended June 30, 2002. The Fund changed its fiscal year end from September 30 to June 30, effective June 30, 2002.

[2]   For the period from November 24, 1997 (commencement of class operations), to September 30, 1998.

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[4]   Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended December 31, 2003 (unaudited)
		Year Ended June 30,		Year Ended September 30,
CLASS IS		2003	2002[1]	2001	2000	1999	1998[2]
Net asset value, beginning of period	$6.33	$6.01	$6.18	$5.83	$5.82	$6.12	$5.97
Income from investment operations
Net investment income	0.12	0.27	0.22	0.34	0.36	0.33	0.20
Net realized and unrealized gains or losses on securities and foreign currency related transactions	-0.14	0.34	-0.02	0.35	0.01	-0.30	0.15
Total from investment operations	-0.02	0.61	0.20	0.69	0.37	0.03	0.35
Distributions to shareholders from
Net investment income	-0.12	-0.27	-0.22	-0.34	-0.36	-0.33	-0.20
Net realized gains	-0.01	-0.02	-0.15	0	0	0	0
Total distributions to shareholders	-0.13	-0.29	-0.37	-0.34	-0.36	-0.33	-0.20
Net asset value, end of period	$6.18	$6.33	$6.01	$6.18	$5.83	$5.82	$6.12
Total return	-0.29%	10.27%	3.43%	12.21%	6.55%	0.59%	5.94%
Ratios and supplemental data
Net assets, end of period (thousands)	$19,974	$19,512	$16,601	$14,163	$12,709	$11,590	$9,808
Ratios to average net assets
Expenses[3]	0.85%[4]	0.83%	0.83%[4]	0.81%	0.78%	0.74%	0.77%[4]
Net investment income	3.95%[4]	4.22%	4.93%[4]	5.70%	6.26%	5.65%	5.65%[4]
Portfolio turnover rate	76%	132%	138%	187%	37%	63%	46%

[1]   For the nine months ended June 30, 2002. The Fund changed its fiscal year end from September 30 to June 30, effective June 30, 2002.

[2]   For the period from March 9, 1998 (commencement of class operations), to September 30, 1998.

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[4]   Annualized

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

December 31, 2003  (unaudited)

	Credit Rating (v)	Principal Amount	Value

ASSET-BACKED SECURITIES 4.6%
Ameriquest Mtge. Securities Inc., Ser. 2003-8, Class AF5, 4.64%,
10/25/2033	AAA	$ 6,230,000	$ 6,144,491
Ford Credit Auto Owner Trust, Ser. 2002-A, Class A-3B, 1.54%,
01/15/2006	AAA	3,852,064	3,854,853
Master Asset Backed Securities Trust, Ser. 2003-WMC2, Class A3A,
1.269%, 03/25/2020	AAA	9,468,415	9,471,382
Prudential Securities Secured Financing Corp., Ser. 1994-4, Class
A1, 8.12%, 02/15/2025	AAA	843,678	843,740
Residential Asset Mtge. Products, Inc.:
Ser. 2001-RZ4, Class A5, 5.83%, 11/25/2031	AAA	11,000,000	11,380,806
Ser. 2002-RS3, Class AI5, 5.572%, 02/25/2032	AAA	5,793,500	6,068,012
Ser. 2002-RZ3, Class A3, 3.71%, 02/25/2029	AAA	13,000,000	13,184,580
Ser. 2003-RZ4, Class A2, 2.81%, 07/25/2027	AAA	8,000,000	7,972,139
Total Asset-Backed Securities			58,920,003
COLLATERALIZED MORTGAGE OBLIGATIONS 16.9%
Asset Securitization Corp., Ser. 1997-D4, Class A-1D, 7.49%,
04/14/2029	AAA	7,350,000	8,298,639
Bear Stearns Comml. Mtge. Securities, Inc., Ser. 2002, Class E,
7.29%, 10/15/2036 144A	BBB	5,000,000	5,620,508
Comml. Mtge. Asset Trust, Ser. 1999-C2, Class A1, 7.285%,
11/17/2032	AAA	4,941,796	5,442,355
DLJ Mtge. Acceptance Corp., Ser. 1991-3, Class A1, 5.08%,
02/20/2021	AAA	622,684	619,871
FHLMC:
4.50%, 09/15/2022	AAA	12,489,000	12,849,678
Ser. 1935, Class FL, 7.39%, 02/15/2027	AAA	85,091	84,834
Ser. 2359, Class PH, 6.50%, 03/15/2030	AAA	1,887,420	1,894,697
Ser. 2715, Class ND, 4.50%, 03/15/2016	AAA	2,738,000	2,750,600
Ser. T-57, Class 1A2, 7.00%, 07/25/2043	AAA	5,597,645	5,869,371
FNMA:
6.00%, 11/01/2033	AAA	20,459,324	21,164,494
Ser. 2001-5, Class OD, 6.50%, 10/25/2031	AAA	11,040,000	11,676,266
Ser. 2001-51, Class QN, 6.00%, 10/25/2016	AAA	11,835,000	12,482,195
Ser. 2001-81, Class GE, 6.00%, 01/25/2032	AAA	8,000,000	8,269,338
Ser. 2001-T10, Class A1, 7.00%, 12/25/2041	AAA	3,856,293	4,163,593
Ser. 2002-2, Class MG, 6.00%, 02/25/2017	AAA	11,495,000	12,135,040
Ser. 2002-09, Class PC, 6.00%, 03/25/2017	AAA	10,165,000	10,801,480
Ser. 2002-26, Class A1, 7.00%, 01/25/2048	AAA	6,529,892	7,050,246
Ser. 2002-T1, Class A3, 7.50%, 11/25/2031	AAA	3,480,431	3,802,371
Ser. 2002-T18, Class A-4, 7.50%, 08/25/2042	AAA	7,874,616	8,603,018
Ser. 2002-T19, Class A-1, 6.50%, 07/25/2042	AAA	15,376,723	16,341,612
Ser. 2003-W19, Class A5, 5.50%, 11/25/2033 (h)	AAA	10,690,000	11,084,461
Ser. 2003-W2, Class 1A2, 7.00%, 07/25/2042	AAA	11,138,330	12,025,922
Ser. 2003-W6, Class 3A, 6.50%, 09/25/2042	AAA	4,927,780	5,247,835
Fund America Investors Corp., Ser. 1993-A, Class A5, 3.756%,
06/25/2023	AAA	1,794,782	1,833,105
See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

December 31, 2003  (unaudited)

	Credit Rating (v)	Principal Amount	Value

COLLATERALIZED MORTGAGE OBLIGATIONS continued
GS Mtge. Securities Corp. II, Ser. 2003-C1, Class A3, 4.608%,
01/10/2040	AAA	$12,330,000	$ 12,182,590
Morgan Stanley Capital I, Inc.:
Ser. 1997-XL1, Class A1, 6.59%, 10/03/2030	AAA	1,561,946	1,586,819
Ser. 1998-XL1, Class A3, 6.48%, 06/03/2030	AAA	4,920,000	5,432,036
Morgan Stanley Dean Witter Capital, Ser. 2002-IQ2,
Class A3, 5.52%, 12/15/2035	AAA	4,600,000	4,904,060
Perpetual Savings Bank, Ser. 1990-1, Class 1, 3.552%,
03/01/2020	Aaa	3,124,881	3,189,131
Total Collateralized Mortgage Obligations			217,406,165
CORPORATE BONDS 44.3%
CONSUMER DISCRETIONARY 3.7%
Automobiles 1.0%
DaimlerChrysler Holdings Corp., 7.30%, 01/15/2012	BBB	4,685,000	5,224,529
Ford Motor Co., 5.80%, 01/12/2009	BBB-	2,275,000	2,345,450
General Motors Corp., 7.20%, 01/15/2011	BBB	4,800,000	5,284,872
12,854,851
Hotels, Restaurants & Leisure 0.5%
McDonald's Corp., 5.95%, 01/15/2008	A	5,500,000	5,949,339
Media 1.1%
Time Warner, Inc., 6.125%, 04/15/2006	BBB+	8,005,000	8,623,122
Comcast Cable Communications Corp., 6.75%, 01/30/2011	BBB	5,300,000	5,908,599
14,531,721
Multi-line Retail 1.1%
May Department Stores Co.:
7.15%, 08/15/2004	BBB+	9,230,000	9,544,716
7.45%, 09/15/2011	BBB+	4,270,000	4,947,491
14,492,207
CONSUMER STAPLES 4.1%
Beverages 2.5%
Anheuser-Busch Companies, Inc., 5.625%, 10/01/2010	A+	7,100,000	7,688,888
Bottling Group, LLC, 5.00%, 11/15/2013	A	9,500,000	9,643,592
Coca-Cola Enterprises, Inc., 4.375%, 09/15/2009	A	7,750,000	7,969,612
Coors Brewing Co., 6.375%, 05/15/2012	BBB+	6,000,000	6,546,834
31,848,926
Food & Staples Retailing 1.6%
Safeway, Inc., 4.80%, 07/16/2007	BBB	7,525,000	7,816,752
Wal-Mart Stores, Inc., 6.875%, 08/10/2009	AA	11,000,000	12,687,499
20,504,251
ENERGY 1.0%
Oil & Gas 1.0%
Conoco Funding Co., 5.45%, 10/15/2006	A-	5,900,000	6,334,181
Union Pacific Resources Group, Inc., 6.75%, 05/15/2008	BBB+	5,635,000	6,283,380
12,617,561
See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

December 31, 2003  (unaudited)

	Credit Rating (v)	Principal Amount	Value

CORPORATE BONDS continued
FINANCIALS 22.7%
Capital Markets 5.6%
Alliance Capital Management LP, 5.625%, 08/15/2006	A+	$ 9,300,000	$ 9,919,427
Bank of New York Co., Inc.:
4.14%, 08/02/2007	Aa2	3,000,000	3,072,120
7.30%, 12/01/2009	A	5,000,000	5,870,020
Goldman Sachs & Co., Inc.:
4.125%, 01/15/2008	A+	6,000,000	6,157,488
7.35%, 10/01/2009	A+	790,000	922,456
Legg Mason, Inc., 6.75%, 07/02/2008	BBB+	9,950,000	11,096,479
Lehman Brothers Holdings, Inc., 3.50%, 08/07/2008	A	12,000,000	11,937,516
Merrill Lynch & Co., Inc.:
3.125%, 07/15/2008	A+	5,000,000	4,917,125
5.36%, 02/01/2007	A+	6,935,000	7,464,570
Morgan Stanley Co., Inc.:
3.625%, 04/01/2008	A+	3,000,000	3,007,167
6.10%, 04/15/2006	A+	6,500,000	7,037,543
71,401,911
Commercial Banks 4.4%
Bank America Corp., 4.375%, 12/01/2010	A+	7,250,000	7,279,029
National City Bank, 6.20%, 12/15/2011	A	2,475,000	2,703,561
National City Corp., 6.625%, 03/01/2004	A-	8,000,000	8,064,904
NationsBank Corp., 6.875%, 02/15/2005	A	1,800,000	1,899,473
Norwest Corp., 6.20%, 12/01/2005	AA-	3,000,000	3,225,687
PNC Funding Corp.:
5.75%, 08/01/2006	A-	8,000,000	8,594,024
6.125%, 02/15/2009	BBB+	3,400,000	3,748,983
SunTrust Banks, Inc., 6.375%, 04/01/2011	A+	6,375,000	7,147,561
Union Planters Bank, 6.50%, 03/15/2008	BBB	1,000,000	1,079,705
Wells Fargo & Co.:
6.25%, 04/15/2008	A+	6,000,000	6,699,864
6.875%, 04/01/2006	A+	6,050,000	6,674,699
57,117,490
Consumer Finance 6.8%
American Express Co., 4.875%, 07/15/2013	A+	8,000,000	8,032,016
Caterpillar Financial Services Corp., 4.69%, 04/25/2005	A	10,000,000	10,428,360
Ford Motor Credit Co., 7.375%, 10/28/2009	BBB-	13,955,000	15,343,076
FPL Group Capital, Inc., 3.25%, 04/11/2006	A-	4,300,000	4,377,967
Franchise Finance Corp. of America, 7.875%, 11/30/2005	AAA	6,500,000	7,089,537
GMAC, 6.875%, 09/15/2011	BBB	5,950,000	6,414,606
Household Finance Corp.:
6.40%, 06/17/2008	A	12,290,000	13,639,356
6.50%, 11/15/2008	A	2,475,000	2,761,897
See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

December 31, 2003  (unaudited)

	Credit Rating (v)	Principal Amount	Value

CORPORATE BONDS continued
FINANCIALS continued
Consumer Finance continued
International Lease Finance Corp.:
4.00%, 01/17/2006	AA-	$ 1,425,000	$ 1,469,828
4.375%, 12/15/2005	AA-	5,000,000	5,192,110
5.95%, 06/06/2005	AA-	8,000,000	8,448,344
USAA Capital Corp., 5.591%, 12/20/2006 144A	AAA	4,350,000	4,743,031
87,940,128
Diversified Financial Services 0.8%
Citigroup, Inc.:
3.50%, 02/01/2008	AA-	5,000,000	5,023,465
6.75%, 12/01/2005	AA-	5,475,000	5,950,646
10,974,111
Insurance 1.0%
Berkshire Hathaway Finance Corp., 3.375%, 10/15/2008	AAA	10,000,000	9,937,070
Nationwide Life Global Funding I, 5.35%, 02/15/2007 144A	AA-	2,175,000	2,343,167
12,280,237
Real Estate 1.3%
CarrAmerica Realty Corp., 7.125%, 01/15/2012 REIT	BBB	5,350,000	5,970,188
Duke Realty LP, 7.05%, 03/01/2006 REIT	BBB+	2,500,000	2,699,905
EOP Operating LP, 7.00%, 07/15/2011	BBB+	6,300,000	7,119,555
Simon Property Group, Inc., 6.875%, 10/27/2005 REIT	BBB	450,000	484,685
16,274,333
Thrifts & Mortgage Finance 2.8%
American General Finance Corp.:
4.50%, 11/15/2007	A+	5,000,000	5,221,225
5.75%, 03/15/2007	A+	450,000	489,817
5.91%, 06/12/2006	A+	1,000,000	1,078,304
6.10%, 05/22/2006	A+	10,500,000	11,364,560
Golden West Financial Corp.:
4.125%, 08/15/2007	A+	5,050,000	5,248,127
5.50%, 08/08/2006	A+	3,300,000	3,563,396
Washington Mutual, Inc.:
5.625%, 01/15/2007	BBB+	1,000,000	1,078,516
6.875%, 06/15/2011	BBB+	6,850,000	7,779,209
35,823,154
HEALTH CARE 0.5%
Pharmaceuticals 0.5%
Wyeth, 6.25%, 03/15/2006	A	5,500,000	5,935,710
INDUSTRIALS 2.5%
Aerospace & Defense 1.5%
General Dynamics Corp., 4.50%, 08/15/2010	A	12,000,000	12,282,336
McDonnell Douglas Corp., 6.875%, 11/01/2006	A	5,755,000	6,357,071
18,639,407
See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

December 31, 2003  (unaudited)

	Credit Rating (v)	Principal Amount	Value

CORPORATE BONDS continued
INDUSTRIALS continued
Machinery 0.4%
Ingersoll Rand Co., 6.25%, 05/15/2006	BBB+	$ 4,750,000	$ 5,151,456
Road & Rail 0.6%
Burlington Northern Santa Fe Corp., 5.90%, 07/01/2012	BBB+	7,725,000	8,280,960
INFORMATION TECHNOLOGY 0.7%
Communications Equipment 0.7%
SBC Communications, Inc., 6.25%, 03/15/2011	A+	8,500,000	9,320,947
MATERIALS 3.2%
Chemicals 0.7%
Dow Chemical Co.:
5.25%, 05/14/2004	A-	5,900,000	5,964,334
8.625%, 04/01/2006	A-	3,000,000	3,346,539
9,310,873
Metals & Mining 0.5%
Alcoa, Inc., 5.875%, 06/01/2006	A-	6,300,000	6,811,308
Paper & Forest Products 2.0%
International Paper Co., 5.85%, 10/30/2012	BBB	12,000,000	12,523,440
Weyerhaeuser Co., 6.75%, 03/15/2012	BBB	12,000,000	13,112,064
25,635,504
TELECOMMUNICATION SERVICES 3.7%
Diversified Telecommunication Services 3.1%
Bellsouth Corp., 6.00%, 10/15/2011	A+	11,800,000	12,818,045
Navistar International Corp., Ser. B, 9.375%, 06/01/2006	BB-	2,000,000	2,217,500
SBC Communications, Inc., 5.875%, 02/01/2012	A+	1,100,000	1,170,507
Sprint Capital Corp.:
5.875%, 05/01/2004	BBB-	1,000,000	1,011,396
7.625%, 01/30/2011	BBB-	11,000,000	12,350,800
Verizon Global Funding Corp., 6.125%, 06/15/2007	A+	6,500,000	7,119,905
Verizon New York, Inc., Ser. A, 6.875%, 04/01/2012	A+	2,550,000	2,826,986
39,515,139
Wireless Telecommunications Services 0.6%
AT&T Wireless Services, Inc., 8.125%, 05/01/2012	BBB	4,075,000	4,800,957
Vodafone Group plc, 7.75%, 02/15/2010	A	2,225,000	2,641,004
7,441,961
UTILITIES 2.2%
Electric Utilities 1.7%
Dominion Resources, Inc., 7.625%, 07/15/2005	BBB+	1,350,000	1,458,998
Progress Energy, Inc., 6.85%, 04/15/2012	BBB-	12,300,000	13,734,438
Southwestern Public Service Co., Ser. B, 5.125%, 11/01/2006	BBB	6,490,000	6,882,022
22,075,458
See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

December 31, 2003  (unaudited)

	Credit Rating (v)	Principal Amount	Value

CORPORATE BONDS continued
UTILITIES continued
Gas Utilities 0.4%
Consolidated Natural Gas Co., 5.375%, 11/01/2006	BBB+	$ 4,300,000	$ 4,612,661
Multi-Utilities & Unregulated Power 0.1%
Scana Corp., 7.44%, 10/19/2004	BBB+	1,000,000	1,045,567
Total Corporate Bonds			568,387,171
MORTGAGE-BACKED SECURITIES 17.3%
FHLMC:
4.50%, 09/01/2033	AAA	12,965,002	12,423,284
5.50%, 11/01/2033	AAA	12,438,760	12,599,275
6.50%, 07/01/2004-11/01/2032	AAA	2,950,259	3,096,071
6.98%, 10/01/2010 (h)	AAA	15,945,936	18,186,340
FNMA:
3.19%, 06/01/2017	AAA	21,846	21,991
4.44%, 04/01/2013	AAA	2,431,553	2,410,456
4.83%, 02/01/2013	AAA	11,653,970	11,823,749
6.00%, 08/01/2013-05/01/2033	AAA	38,449,064	40,184,824
6.37%, 01/01/2008	AAA	2,218,877	2,428,946
6.499%, 06/01/2011	AAA	3,488,520	3,868,551
6.50%, 07/01/2013-08/01/2032	AAA	23,782,450	24,986,977
6.79%, 12/01/2007	AAA	2,704,726	2,996,768
6.82%, 12/01/2007	AAA	6,299,594	6,951,430
6.875%, 01/01/2007	AAA	3,849,342	4,203,797
7.00%, 08/01/2032	AAA	6,042,967	6,400,809
7.08%, 09/01/2006	AAA	4,608,422	5,011,403
7.09%, 07/01/2009	AAA	2,865,770	3,248,656
7.14%, 07/01/2009	AAA	9,514,249	10,705,237
7.181%, 10/01/2006	AAA	7,573,372	8,204,833
7.202%, 11/01/2007	AAA	4,005,882	4,452,639
7.205%, 06/01/2006	AAA	7,329,411	7,930,600
7.438%, 07/01/2009	AAA	11,700,000	13,082,953
7.44%, 12/01/2006	AAA	3,287,780	3,590,778
7.50%, 02/25/2029-03/01/2032	AAA	8,628,006	9,386,714
GNMA:
8.05%, 06/15/2019-10/15/2020	AAA	3,060,350	3,360,349
Total Mortgage-Backed Securities			221,557,430
U.S. GOVERNMENT & AGENCY OBLIGATIONS 0.6%
FFCB, MTN, 5.75%, 09/01/2005	AAA	1,080,000	1,150,193
FHLB:
5.28%, 01/06/2004	AAA	1,000,000	1,000,489
5.575%, 02/17/2009	AAA	1,000,000	1,093,704
8.09%, 12/28/2004	AAA	1,030,000	1,098,358
FNMA, 5.625%, 05/14/2004	AAA	2,955,000	3,003,911
Total U.S. Government & Agency Obligations			7,346,655
See Notes to Financial Statements

16

SCHEDULE OF INVESTMENTS continued

December 31, 2003  (unaudited)

	Credit Rating (v)	Principal Amount	Value

U.S. TREASURY OBLIGATIONS 11.5%
U.S. Treasury Bonds, 7.50%, 11/15/2016	AAA	$41,980,000	$ 53,458,927
U.S. Treasury Notes:
2.375%, 08/15/2006	AAA	50,390,000	50,677,425
2.625%, 05/15/2008	AAA	32,180,000	31,706,117
5.00%, 08/15/2011	AAA	10,465,000	11,202,458
Total U.S. Treasury Obligations			147,044,927

		Shares	Value

SHORT-TERM INVESTMENTS 4.2%
MUTUAL FUND SHARES 4.2%
Evergreen Institutional Money Market Fund (o)		54,113,755	54,113,755
Total Investments (cost $1,243,603,462) 99.4%			1,274,776,106
Other Assets and Liabilities 0.6%			8,244,558
Net Assets 100.0%			$ 1,283,020,664

144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees.
(v)	Credit ratings are unaudited and rated by Moody's Investors Service where Standard and Poor's ratings are not available.
(o)	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
(h)	No market quotation available. Valued at fair value as determined in good faith under procedures established by the Board of Trustees.

Summary of Abbreviations:
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
MTN	Medium Term Note
REIT	Real Estate Investment Trust
See Notes to Financial Statements

17

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2003  (unaudited)

Assets
Identified cost of securities	$ 1,243,603,462
Net unrealized gains on securities	31,172,644

Market value of securities	1,274,776,106
Receivable for Fund shares sold	2,242,446
Interest receivable	12,318,210
Prepaid expenses and other assets	95,483

Total assets	1,289,432,245

Liabilities
Dividends payable	3,122,331
Payable for Fund shares redeemed	2,322,847
Advisory fee payable	29,390
Due to other related parties	6,998
Accrued expenses and other liabilities	930,015

Total liabilities	6,411,581

Net assets	$ 1,283,020,664

Net assets represented by
Paid-in capital	$ 1,260,513,307
Overdistributed net investment income	(500,021)
Accumulated net realized losses on securities and foreign currency related transactions	(8,165,266)
Net unrealized gains on securities	31,172,644

Total net assets	$ 1,283,020,664

Net assets consists of
Class A	$ 92,403,768
Class B	16,770,143
Class C	34,492,119
Class I	1,119,380,350
Class IS	19,974,284

Total net assets	$ 1,283,020,664

Shares outstanding
Class A	14,963,163
Class B	2,715,628
Class C	5,585,388
Class I	181,268,074
Class IS	3,234,700

Net asset value per share
Class A	$ 6.18
Class A -- Offering price (based on sales charge of 3.25%)	$ 6.39
Class B	$ 6.18
Class C	$ 6.18
Class C -- Offering price (based on sales charge of 1.00%)	$ 6.24
Class I	$ 6.18
Class IS	$ 6.18

See Notes to Financial Statements

18

STATEMENT OF OPERATIONS

Six Months Ended December 31, 2003  (unaudited)

Investment income
Interest	$ 31,069,199

Expenses
Advisory fee	2,719,627
Distribution Plan expenses
Class A	137,215
Class B	93,765
Class C	187,593
Class IS	24,094
Administrative services fee	647,530
Transfer agent fees	203,382
Trustees' fees and expenses	24,224
Printing and postage expenses	21,982
Custodian fees	177,521
Registration and filing fees	27,571
Professional fees	27,947
Other	41,934

Total expenses	4,334,385
Less: Expense reductions	(1,842)
Expense reimbursements	(72,202)

Net expenses	4,260,341

Net investment income	26,808,858

Net realized and unrealized gains or losses on securities
Net realized losses on securities	(722,567)
Net change in unrealized gains or losses on securities	(29,621,393)

Net realized and unrealized gains or losses on securities	(30,343,960)

Net decrease in net assets resulting from operations	$ (3,535,102)

See Notes to Financial Statements

19

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	December 31, 2003		Year Ended
	(unaudited)		June 30, 2003

Operations
Net investment income		$ 26,808,858		$ 49,433,911
Net realized gains or losses on securites		(722,567)		21,379,993
Net change in unrealized gains or losses on securities		(29,621,393)		40,245,804

Net increase (decrease) in net assets resulting from operations		(3,535,102)		111,059,708

Distributions to shareholders from
Net investment income
Class A		(1,838,101)		(3,906,393)
Class B		(295,848)		(714,508)
Class C		(591,468)		(1,330,780)
Class I		(23,408,950)		(43,576,665)
Class IS		(377,066)		(948,831)
Net realized gains
Class A		(127,138)		(272,488)
Class B		(24,526)		(64,248)
Class C		(50,528)		(121,081)
Class I		(1,610,758)		(3,001,491)
Class IS		(28,118)		(74,469)

Total distributions to shareholders		(28,352,501)		(54,010,954)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	2,247,738	13,841,716	7,486,095	46,091,121
Class B	274,696	1,686,840	1,609,373	9,916,577
Class C	533,221	3,288,586	3,899,835	24,010,148
Class I	26,029,660	160,625,159	100,523,031	623,379,718
Class IS	842,895	4,710,435	3,923,380	24,194,515

		184,152,736		727,592,079

Net asset value of shares issued in reinvestment of distributions
Class A	267,543	1,646,793	559,263	3,468,672
Class B	38,372	236,083	95,356	591,164
Class C	72,038	443,317	164,047	1,017,245
Class I	1,037,267	6,384,343	2,599,489	16,094,071
Class IS	41,179	253,421	109,463	678,973

		8,963,956		21,850,125

Automatic conversion of Class B shares to Class A shares
Class A	125,816	778,147	388,455	2,403,892
Class B	(125,816)	(778,147)	(388,455)	(2,403,892)

		0		0

Payment for shares redeemed
Class A	(2,520,789)	(15,543,128)	(6,130,244)	(37,823,488)
Class B	(827,222)	(5,097,092)	(754,164)	(4,675,152)
Class C	(1,326,529)	(8,193,274)	(2,551,376)	(15,786,903)
Class I	(27,404,230)	(169,510,516)	(58,334,705)	(361,027,073)
Class IS	(730,854)	(4,504,286)	(3,711,561)	(23,027,014)

		(202,848,296)		(442,339,630)

See Notes to Financial Statements

20

STATEMENTS OF CHANGES IN NET ASSETS continued

Six Months Ended
	December 31, 2003	Year Ended
	(unaudited)	June 30, 2003

Capital share transactions
(continued)
Net increase (decrease) in net assets resulting from capital share transactions	$ (9,731,604)	$ 307,102,574

Total increase (decrease) in net assets	(41,619,207)	364,151,328
Net assets
Beginning of period	1,324,639,871	960,488,543

End of period	$ 1,283,020,664	$ 1,324,639,871

Overdistributed net investment income	$ (500,021)	$ (797,446)

See Notes to Financial Statements

21

NOTES TO FINANCIAL STATEMENTS  (unaudited)

1. ORGANIZATION

Evergreen Short Intermediate Bond Fund (the "Fund") is a diversified series of Evergreen Select Fixed Income Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class B, Class C, Institutional ("Class I") and Institutional Service ("Class IS") shares. Class A shares are sold with a front-end sales charge and pay an ongoing distribution fee. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold with a front-end sales charge and are subject to a contingent deferred sales charge that is payable upon redemption within one year after the month of purchase. Both Class B and Class C shares pay a higher ongoing distribution fee than Class A and Class IS. Class I and Class IS shares are sold without a front-end sales charge or contingent deferred sales charge; however, Class IS shares pay an ongoing distribution fee. Class I shares do not pay a distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are valued at prices obtained from an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. When-issued and delayed delivery transactions

The Fund records when-issued securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

22

NOTES TO FINANCIAL STATEMENTS  (unaudited)  continued

c. Dollar roll transactions

The Fund may enter into dollar roll transactions with respect to mortgage-backed securities. In a dollar roll transaction, the Fund sells mortgage-backed securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund's current yield and total return. The Fund accounts for dollar roll transactions as purchases and sales.

d. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

e. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

f. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

g. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee of 0.42% of the Fund's average daily net assets.

Tattersall Advisory Group, Inc., an indirect, wholly-owned subsidiary of Wachovia, is the investment sub-advisor to the Fund and is paid by EIMC for its services to the Fund.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For any fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup any amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made. During the six months ended December 31, 2003, EIMC reimbursed expenses relating to Class A shares in the amount of $72,202 which represents 0.16% of the average daily

23

NOTES TO FINANCIAL STATEMENTS  (unaudited)  continued

net assets of Class A shares (on an annualized basis). Total amounts subject to recoupment as of December 31, 2003 were $280,073.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

Evergreen Distributor, Inc. ("EDI"), a wholly-owned subsidiary of BISYS Fund Services, Inc., serves as principal underwriter to the Fund.

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.25% for Class IS, 0.30% for Class A and 1.00% for Class B and Class C.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows for the six months ended December 31, 2003:

Cost of Purchases		Proceeds from Sales

U.S.	Non-U.S.	U.S.	Non-U.S.
Government	Government	Government	Government

$ 780,081,388	$ 181,986,932	$ 812,837,744	$ 112,498,704

On December 31, 2003, the aggregate cost of securities for federal income tax purposes was $1,243,603,462. The gross unrealized appreciation and depreciation on securities based on tax cost was $34,490,580 and $3,317,936, respectively, with a net unrealized appreciation of $31,172,644.

As of June 30, 2003, the Fund had $6,952,384 in capital loss carryovers for federal income tax purposes with $5,598,404 expiring in 2007, and $1,353,980 expiring in 2008.

Certain portions of the capital loss carryovers of the Fund were assumed as a result of acquisitions. Utilization of these capital loss carryovers were limited during the year ended June 30, 2003 in accordance with income tax regulations.

24

NOTES TO FINANCIAL STATEMENTS  (unaudited)  continued

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the six months ended December 31, 2003, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each Fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended December 31, 2003, the Fund had no borrowings under this agreement.

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27

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Director, The Francis Ouimet Society; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice); Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Managing Partner, Roscommon Capital Corp.; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Chairman, Gifford, Drescher & Associates (environmental consulting); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Former Director of Phoenix Total Return Fund and Equifax, Inc. (worldwide information management); Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Principal occupations: Sales Manager, SMI STEEL Co. - South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None	Principal occupations: President, Richardson, Runden & Company (recruitment business development/consulting company); Managing Director, Kennedy Information, Inc. (executive recruitment information and research company); Trustee, NDI Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Columnist, Commerce and Industry Association of New Jersey; Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

28

TRUSTEES AND OFFICERS continued

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director of Hartford Hospital, Old State House Association; Trustee, Greater Hartford YMCA; Former Director of Enhance Financial Services, Inc.; Former Director of CTG Resources, Inc. (natural gas); Former Director, Middlesex Mutual Assurance Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Principal occupations: Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Chief Investment Officer, Executive Vice President and Head of Capital Management Group, First Union National Bank; Former Consultant to the Boards of Trustees of the Evergreen funds; Former Member, New York Stock Exchange; Former Trustee, Mentor Funds and Cash Resource Trust.

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003	President and Chief Executive Officer, Evergreen Investment Company, Inc.; President and Chief Investment Officer, Evergreen Investment Management Company, LLC and Executive Vice President, Wachovia Bank, N.A.

Carol Kosel[4] Treasurer DOB: 12/25/1963 Term of office since: 1999	Senior Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000	Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation; Former Senior Vice President and General Counsel, Colonial Management Associates, Inc.; Former Vice President and Counsel, Colonial Management Associates, Inc.

[1] Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. The address of each Trustee is 200 Berkeley Street, Boston, MA 02116. Each Trustee oversees 93 Evergreen funds.

[2] Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

[3] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

[4] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

Investments that stand the test of time

Year in and year out, Evergreen Investments seeks to provide each client with sound, time-tested investment strategies designed for sustainable long-term success. With over $248.2 billion* in assets under management, we manage diverse investments from institutional portfolios to mutual funds, variable annuities to retirement plans, alternative investments to private accounts. Our commitment to every one of our clients is reflected in the rigor and discipline with which we manage investments.

We offer a complete family of mutual funds designed to help investors meet a wide range of financial goals. For more complete information on the fund(s), including investment objective, risks, charges and expenses, please contact your financial advisor or call 800.343.2898, or visit Evergreeninvestments.com for a free prospectus. Read it carefully before you invest or send money.

*As of December 31, 2003

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fifth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2003, Evergreen Investments was ranked third overall.

564986 rv1   1/2004

Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034

Item 2 - Code of Ethics
(a) The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer.

(b) During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in 2.(a) above.

(c) During the period covered by this report, there were no implicit or explicit waivers to the provisions of the code of ethics adopted in 2.(a) above.

Item 3 - Audit Committee Financial Expert
Charles A. Austin III and K. Dun Gifford have been determined by the Registrant's Board of Trustees to be audit committee financial experts within the meaning of Section 407 of the Sarbanes-Oxley Act. These financial experts are independent of management.

Items 4 - Principal Accountant Fees and Services
Applicable for annual reports only.

Items 5 - Audit Committee of Listed Registrants
If applicable, not applicable at this time. Applicable for annual reports covering periods ending on or after the compliance date for the listing standards applicable to the particular issuer. Listed issuers must be in compliance with the new listing rules by the earlier of the registrant's first annual shareholders meeting after January 15, 2004 or October 31, 2004.

Item 6 - [Reserved]

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
If applicable, not applicable at this time. Applicable for annual reports filed on or after July 1, 2003.

Item 8 - [Reserved]

Item 9 - Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) There were no significant changes in the Registrant's internal controls or other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Select Fixed Income Trust

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: February 28, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: February 28, 2004

By: ________________________
Carol A. Kosel
Principal Financial Officer

Date: February 28, 2004